As filed with the SEC on August 29, 2006.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-09010

TRANSAMERICA INVESTORS, INC.
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida			33716
(Address of principal executive offices)			(Zip code)

Dennis Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(727) 299-1800

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2006 – June 30, 2006

Item 1: Report(s) to Shareholders.

The Semi-Annual Report is attached.

President's Report	1

Transamerica Premier Diversified Equity Fund	2

Transamerica Premier Equity Fund	5

Transamerica Premier Focus Fund	7

Transamerica Premier Growth Opportunities Fund	9

Transamerica Premier Balanced Fund	11

Transamerica Premier High Yield Bond Fund	16

Transamerica Premier Cash Reserve Fund	20

Transamerica Premier Institutional Bond Fund	23

Transamerica Premier Institutional Equity Fund	26

Transamerica Premier Institutional Small Cap Value Fund	28

Transamerica Premier Institutional Diversified Equity Fund	30

Financial Statements (unaudited)

I am pleased to present the Transamerica Premier Funds Semiannual Report for the six months ended June 30, 2006. The six-month period brought wildly divergent results in U.S. securities markets and, in most cases, mildly positive, better-than-benchmark results for the Premier funds.

Domestic equity markets were whipsawed during the period by investors' changing expectations about inflation, the economy and interest rates. As the period began, the Federal Reserve (the Fed) continued to boost short-term interest rates to stave off inflationary pressures. Investors were undeterred by rising rates, however, widely concluding that, with core inflation constrained, the rate-hike program would end by mid-year. Heartened by this conclusion, as well as continued strength in consumer spending and record levels of corporate profitability, investors pushed the major U.S. stock indexes to new highs by early March.

With spring came the realization that inflationary pressures may not be so easily contained. The central banks of Japan and Asia joined the Fed in making money more expensive and less freely available, investors turned cautious, and equity markets retreated.

In the fixed-income markets, where investors had widely anticipated that the Fed's rate-hike program would terminate in early 2006, results were mostly negative. Although money market instruments continually followed short-term interests to higher levels, longer-maturity investments declined early in the period and made little or no headway thereafter. The notable exception was high-yield bonds; more responsive to corporate profitability trends than interest rates, lower-rated securities outperformed most other sectors of the bond market.

Looking back, we view the period as an object lesson in the importance of being long-term, fundamentally oriented investors. With the trend toward globalization and worldwide economic development, the variety of forces with the potential to affect investor sentiment – and thereby create volatility – has grown exponentially. As we see it, the securities that will withstand these global pressures must possess features or characteristics that are highly durable, such as strong fundamentals, unique competitive positions or long-term secular catalysts for positive change. We continue to focus on such companies.

Looking to the second half of 2006, we believe that high commodity prices will continue to generate inflationary pressures and, as a result, high interest rates may restrain consumer spending. However, we do not expect higher rates to slow overall economic growth noticeably, since corporations awash in record levels of cash may compensate in part for any falloff in consumer spending. In addition, monetary policy in Japan and Europe, though tightening, is still far from being truly restrictive.

Whatever direction the markets take, we continue to believe that our diligent research will uncover favorable secular trends and companies with the fundamental strengths and unique characteristics required to make the most of a changing world. This far-sighted approach continues to be the greatest strength of the Transamerica Premier Funds.

Finally, thank you for choosing Transamerica Premier Funds. We appreciate your confidence in us and your continued support.

Sincerely,

Gary U. Rollé
President

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER DIVERSIFIED EQUITY FUND

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as redemption fees or brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period[a]
Investor Class
Actual	$1,000.00	$1,036.50	1.15%	$5.81
Hypothetical[b]	1,000.00	1,019.09	1.15	5.76

a Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

b 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER DIVERSIFIED EQUITY FUND

Schedule of Investments — June 30, 2006 — (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS — 98.0%
Aerospace — 2.1%
United Technologies Corp.	60,780	$3,855
Air Transportation — 1.9%
FedEx Corp.	30,000	3,506
Amusement & Recreation Services — 1.9%
Disney (Walt) Co. (The)	120,000	3,600
Automotive — 3.3%
Harley-Davidson, Inc.	50,000	2,744
PACCAR, Inc.	40,000	3,295
		6,039
Beverages — 2.7%
PepsiCo, Inc.	83,520	5,014
Business Services — 2.1%
eBay, Inc.‡	130,000	3,808
Chemicals & Allied Products — 3.6%
Ecolab, Inc.	100,000	4,058
Monsanto Co.	30,000	2,526
		6,584
Commercial Banks — 1.4%
JP Morgan Chase & Co.	60,000	2,520
Communications Equipment — 2.8%
QUALCOMM, Inc.	130,000	5,209
Computer & Data Processing Services — 1.8%
Microsoft Corp.	140,000	3,262
Computer & Office Equipment — 4.2%
Apple Computer, Inc.‡	100,000	5,712
Sandisk Corp.‡	40,000	2,039
		7,751
Drug Stores & Proprietary Stores — 1.5%
Walgreen Co.	60,000	2,690
Engineering & Management Services — 3.2%
Jacobs Engineering Group, Inc.‡	74,000	5,893
Food Stores — 2.2%
Whole Foods Market, Inc.	63,000	4,072
Hardware Stores — 1.9%
Fastenal Co.	86,200	3,473
Holding & Other Investment Offices — 1.9%
Plum Creek Timber Co., Inc.	100,000	3,550
Hotels & Other Lodging Places — 5.2%
Hilton Hotels Corp.	200,000	5,656
Las Vegas Sands Corp.‡	50,000	3,893
		9,549

	Shares	Value
Industrial Machinery & Equipment — 10.9%
Caterpillar, Inc.	87,000	$6,480
Donaldson Co., Inc.	65,000	2,201
Graco, Inc.	50,000	2,299
Illinois Tool Works, Inc.	111,360	5,290
Kennametal, Inc.	60,000	3,735
		20,005
Insurance — 2.4%
Progressive Corp. (The)	114,000	2,931
WellPoint, Inc.‡	20,000	1,455
		4,386
Medical Instruments & Supplies — 0.9%
Zimmer Holdings, Inc.‡	30,000	1,702
Motor Vehicles, Parts & Supplies — 1.4%
BorgWarner, Inc.	40,000	2,604
Oil & Gas Extraction — 7.1%
Anadarko Petroleum Corp.	80,000	3,815
Apache Corp.	60,000	4,095
Schlumberger, Ltd.	79,800	5,196
		13,106
Petroleum Refining — 2.6%
Suncor Energy, Inc.	60,000	4,861
Pharmaceuticals — 2.2%
Amgen, Inc.‡	61,000	3,979
Primary Metal Industries — 1.0%
Hubbell, Inc. — Class B	40,000	1,906
Printing & Publishing — 3.1%
McGraw-Hill Cos., Inc. (The)	115,000	5,776
Research & Testing Services — 0.7%
Affymetrix, Inc.‡	50,000	1,280
Restaurants — 2.3%
Starbucks Corp.‡	110,000	4,154
Rubber & Misc. Plastic Products — 3.0%
NIKE, Inc. — Class B	54,860	4,444
Sealed Air Corp.	20,000	1,042
		5,486
Security & Commodity Brokers — 8.8%
American Express Co.	100,000	5,322
Ameriprise Financial, Inc.	80,000	3,574
BlackRock, Inc. — Class A	17,600	2,449
Chicago Mercantile Exchange	10,000	4,911
		16,256
Telecommunications — 2.2%
Verizon Communications, Inc.	120,000	4,019

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER DIVERSIFIED EQUITY FUND (CONTINUED)

Schedule of Investments — June 30, 2006 — (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
Transportation & Public Utilities — 2.1%
Expeditors International of Washington, Inc.	70,000	$3,921
Water Transportation — 1.4%
Carnival Corp.	60,000	2,504
Wholesale Trade Durable Goods — 2.2%
Grainger (W.W.), Inc.	55,000	4,138
Total Common Stocks (cost: $156,515)		180,458
Total Investment Securities (cost: $156,515)#		$180,458

NOTES TO SCHEDULE OF INVESTMENTS:

‡ Non-income producing.

#  Aggregate cost for Federal income tax purposes is $156,482. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $28,570 and $4,594, respectively. Net unrealized appreciation for tax purposes is $23,976.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER EQUITY FUND

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as redemption fees or brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period[a]
Investor Class
Actual	$1,000.00	$1,018.60	1.15%	$5.76
Hypothetical[b]	1,000.00	1,019.09	1.15	5.76

a Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

b 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER EQUITY FUND

Schedule of Investments — June 30, 2006 — (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS — 98.7%
Business Services — 4.6%
eBay, Inc.‡	350,000	$10,251
Moody's Corp.	160,000	8,713
		18,964
Chemicals & Allied Products — 6.7%
Praxair, Inc.	275,000	14,850
Procter & Gamble Co.	230,000	12,788
		27,638
Communication — 1.4%
XM Satellite Radio Holdings, Inc. — Class A‡	400,000	5,860
Communications Equipment — 4.6%
QUALCOMM, Inc.	475,000	19,033
Computer & Data Processing Services — 5.9%
Intuit, Inc.‡	155,000	9,360
Microsoft Corp.	650,000	15,145
		24,505
Computer & Office Equipment — 5.5%
Apple Computer, Inc.‡	250,000	14,280
Sandisk Corp.‡	165,000	8,412
		22,692
Drug Stores & Proprietary Stores — 3.7%
Walgreen Co.	340,000	15,246
Electronic & Other Electric Equipment — 2.8%
General Electric Co.	350,000	11,536
Engineering & Management Services — 3.9%
Jacobs Engineering Group, Inc.‡	200,000	15,928
Hotels & Other Lodging Places — 6.4%
Marriott International, Inc. — Class A	400,000	15,248
MGM Mirage, Inc.‡	270,000	11,016
		26,264
Industrial Machinery & Equipment — 3.9%
Caterpillar, Inc.	215,000	16,013
Insurance — 2.6%
WellPoint, Inc.‡	150,000	10,915
Management Services — 3.0%
Paychex, Inc.	320,000	12,474

	Shares	Value
Medical Instruments & Supplies — 1.9%
Zimmer Holdings, Inc.‡	135,000	$7,657
Oil & Gas Extraction — 7.5%
Anadarko Petroleum Corp.	240,000	11,446
Schlumberger, Ltd.	300,000	19,533
		30,979
Petroleum Refining — 3.6%
Suncor Energy, Inc.	185,000	14,987
Pharmaceuticals — 5.0%
Allergan, Inc.	110,000	11,799
Genentech, Inc.‡	110,000	8,998
		20,797
Printing & Publishing — 3.4%
McGraw-Hill Cos., Inc. (The)	280,000	14,064
Retail Trade — 2.5%
Staples, Inc.	420,000	10,214
Security & Commodity Brokers — 11.1%
American Express Co.	290,000	15,434
Ameriprise Financial, Inc.	240,000	10,721
Chicago Mercantile Exchange	40,000	19,646
		45,801
Telecommunications — 2.1%
Sprint Nextel Corp.	440,000	8,796
Transportation & Public Utilities — 2.8%
Expeditors International of Washington, Inc.	210,000	11,762
Trucking & Warehousing — 3.8%
United Parcel Service, Inc. — Class B	190,000	15,643
Total Common Stocks (cost: $359,478)		407,768
Total Investment Securities (cost: $359,478)#		$407,768

NOTES TO SCHEDULE OF INVESTMENTS:

‡ Non-income producing.

#  Aggregate cost for Federal income tax purposes is $360,503. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $60,536 and $13,271, respectively. Net unrealized appreciation for tax purposes is $47,265.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER FOCUS FUND

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as redemption fees or brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period[a]
Investor Class
Actual	$1,000.00	$964.00	1.23%	$5.99
Hypothetical[b]	1,000.00	1,018.70	1.23	6.16

a Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

b 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER FOCUS FUND

Schedule of Investments — June 30, 2006 — (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS — 96.9%
Business Services — 6.6%
eBay, Inc.‡	47,500	$1,391
Getty Images, Inc.‡	20,650	1,311
Jupitermedia Corp.‡	129,310	1,681
Valueclick, Inc.‡	109,640	1,683
		6,066
Chemicals & Allied Products — 1.8%
Praxair, Inc.	30,175	1,629
Communication — 2.2%
XM Satellite Radio Holdings, Inc. — Class A‡	135,610	1,987
Communications Equipment — 5.6%
QUALCOMM, Inc.	128,230	5,138
Computer & Data Processing Services — 3.6%
Digital Insight Corp.‡	74,000	2,537
Google, Inc. — Class A‡	1,850	776
		3,313
Computer & Office Equipment — 14.3%
Apple Computer, Inc.‡	126,284	7,213
Sandisk Corp.‡	114,820	5,854
		13,067
Educational Services — 4.3%
Strayer Education, Inc.	39,983	3,883
Electronic & Other Electric Equipment — 3.3%
General Electric Co.	90,491	2,983
Engineering & Management Services — 5.3%
Jacobs Engineering Group, Inc.‡	60,782	4,841
Entertainment — 0.0%
International Game Technology	125	5
Holding & Other Investment Offices — 2.1%
Plum Creek Timber Co., Inc.	53,175	1,888
Hotels & Other Lodging Places — 5.5%
Las Vegas Sands Corp.‡	64,410	5,015
Industrial Machinery & Equipment — 2.3%
Caterpillar, Inc.	28,100	2,093

	Shares	Value
Management Services — 2.4%
CRA International, Inc.‡	48,543	$2,191
Medical Instruments & Supplies — 4.7%
Coherent, Inc.‡	69,850	2,356
Zimmer Holdings, Inc.‡	34,210	1,940
		4,296
Motion Pictures — 6.0%
Lions Gate Entertainment Corp.‡	103,440	884
Macrovision Corp.‡	215,386	4,635
		5,519
Oil & Gas Extraction — 3.6%
Helmerich & Payne, Inc.	34,716	2,092
Schlumberger, Ltd.	17,970	1,170
		3,262
Pharmaceuticals — 10.7%
Allergan, Inc.	48,190	5,169
Genentech, Inc.‡	56,450	4,618
		9,787
Retail Trade — 1.8%
Petco Animal Supplies, Inc.‡	78,370	1,601
Rubber & Misc. Plastic Products — 1.5%
NIKE, Inc. — Class B	16,930	1,371
Security & Commodity Brokers — 9.3%
American Express Co.	43,230	2,301
Chicago Mercantile Exchange	12,643	6,210
		8,511
Total Common Stocks (cost: $75,066)		88,446
Total Investment Securities (cost: $75,066)#		$88,446

NOTES TO SCHEDULE OF INVESTMENTS:

‡ Non-income producing.

#  Aggregate cost for Federal income tax purposes is $75,060. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $15,994 and $2,608, respectively. Net unrealized appreciation for tax purposes is $13,386.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER GROWTH OPPORTUNITIES FUND

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as redemption fees or brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period[a]
Investor Class
Actual	$1,000.00	$1,064.30	1.17%	$5.99
Hypothetical[b]	1,000.00	1,018.99	1.17	5.86

a Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

b 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER GROWTH OPPORTUNITIES FUND

Schedule of Investments — June 30, 2006 — (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS — 99.0%
Amusement & Recreation Services — 3.4%
Station Casinos, Inc.	72,750	$4,953
Automotive — 0.5%
ITT Industries, Inc.	13,658	676
Business Services — 0.5%
Getty Images, Inc.‡	11,780	748
Commercial Banks — 2.9%
Wintrust Financial Corp.	83,080	4,225
Communication — 6.7%
Global Payments, Inc.	132,152	6,416
XM Satellite Radio Holdings, Inc. — Class A‡	217,578	3,188
		9,604
Computer & Data Processing Services — 9.5%
Checkfree Corp.‡	58,210	2,885
Digital Insight Corp.‡	108,860	3,733
Intuit, Inc.‡	15,690	948
NAVTEQ Corp.‡	98,420	4,397
THQ, Inc.‡	76,250	1,647
		13,610
Computer & Office Equipment — 3.5%
Sandisk Corp.‡	98,020	4,997
Educational Services — 1.3%
Strayer Education, Inc.	19,620	1,905
Electronic Components & Accessories — 1.1%
Microchip Technology, Inc.	45,150	1,515
Engineering & Management Services — 4.8%
Jacobs Engineering Group, Inc.‡	85,910	6,842
Hardware Stores — 4.3%
Fastenal Co.	155,010	6,245
Hotels & Other Lodging Places — 6.7%
Hilton Hotels Corp.	182,590	5,164
Las Vegas Sands Corp.‡	57,510	4,478
		9,642
Industrial Machinery & Equipment — 15.0%
Cameron International Corp.‡	128,740	6,150
Graco, Inc.	94,530	4,346
Grant Prideco, Inc.‡	124,950	5,591
Kennametal, Inc.	88,135	5,486
		21,573

	Shares	Value
Medical Instruments & Supplies — 2.9%
Techne Corp.‡	81,030	$4,126
Motion Pictures — 1.4%
Macrovision Corp.‡	92,040	1,981
Oil & Gas Extraction — 1.5%
Forest Oil Corp.‡	66,250	2,197
Paperboard Containers & Boxes — 1.6%
Packaging Corp. of America	105,110	2,315
Personal Credit Institutions — 0.6%
Financial Federal Corp.	29,555	822
Pharmaceuticals — 1.2%
Endo Pharmaceuticals Holdings, Inc.‡	51,860	1,710
Restaurants — 2.2%
PF Chang's China Bistro, Inc.‡	81,540	3,100
Retail Trade — 2.6%
Blue Nile, Inc.‡	118,455	3,810
Security & Commodity Brokers — 8.6%
BlackRock, Inc. — Class A	67,130	9,342
Chicago Mercantile Exchange	6,310	3,099
		12,441
Telecommunications — 4.3%
NeuStar, Inc. — Class A‡	183,360	6,188
Transportation & Public Utilities — 11.9%
CH Robinson Worldwide, Inc.	132,040	7,038
Expeditors International of Washington, Inc.	180,920	10,133
		17,171
Total Common Stocks (cost: $105,977)		142,396
Total Investment Securities (cost: $105,977)#		$142,396

NOTES TO SCHEDULE OF INVESTMENTS:

‡ Non-income producing.

#  Aggregate cost for Federal income tax purposes is $106,017. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $40,173 and $3,794, respectively. Net unrealized appreciation for tax purposes is $36,379.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER BALANCED FUND

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as redemption fees or brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period[a]
Investor Class
Actual	$1,000.00	$1,040.20	1.10%	$5.56
Hypothetical[b]	1,000.00	1,019.34	1.10	5.51

a Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

b 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At June 30, 2006

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER BALANCED FUND

Schedule of Investments — June 30, 2006 — (all amounts except share amounts in thousands) (unaudited)

	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 6.5%
U.S. Treasury Bond
8.00% 11/15/2021	$1,025	$1,311
5.38% 02/15/2031	4,652	4,734
U.S. Treasury Inflation Indexed Bond
2.00% 01/15/2016	1,421	1,357
U.S. Treasury Note
4.88% 05/31/2011	2,685	2,659
3.88% 02/15/2013	6,516	6,067
4.50% 02/15/2016	6,450	6,139
Total U.S. Government Obligations (cost: $22,725)		22,267
ASSET-BACKED SECURITIES — 0.5%
Honda Auto Receivables Owner Trust, Series 2005-A Class A3
4.46% 05/21/2009	690	681
MBNA Credit Card Master Note Trust, Series 2003-A6 Class A6
2.75% 10/15/2010	1,250	1,190
Total Asset-Backed Securities (cost: $1,888)		1,871
CORPORATE DEBT SECURITIES — 19.0%
Aerospace — 0.4%
Textron Financial Corp.
6.00% 11/20/2009	1,500	1,516
Agriculture — 0.2%
Dole Food Co., Inc.
8.63% 05/01/2009	475	456
Michael Foods, Inc.
8.00% 11/15/2013	280	277
		733
Air Transportation — 0.3%
FedEx Corp.
9.65% 06/15/2012	750	884
Amusement & Recreation Services — 0.7%
Harrah's Operating Co., Inc.
5.50% 07/01/2010	2,390	2,334
Beverages — 0.1%
Cia Brasileira de Bebidas
8.75% 09/15/2013	450	498
Business Credit Institutions — 1.0%
John Deere Capital Corp., Series S, (MTN)
4.88% 03/16/2009	2,275	2,232
Pemex Finance, Ltd.
9.03% 02/15/2011	1,026	1,089
		3,321
Business Services — 0.2%
Hertz Corp. — 144A
8.88% 01/01/2014	500	515

	Principal Amount	Value
Chemicals & Allied Products — 1.2%
Cytec Industries, Inc.
5.50% 10/01/2010	$460	$447
ICI Wilmington, Inc.
4.38% 12/01/2008	1,150	1,110
Lubrizol Corp.
4.63% 10/01/2009	1,640	1,580
Monsanto Co.
5.50% 07/30/2035	900	796
Nalco Co.
7.75% 11/15/2011	300	301
		4,234
Commercial Banks — 2.2%
Bank of America Corp.
7.80% 02/15/2010	1,000	1,069
Dresdner Funding Trust I — 144A
8.15% 06/30/2031	625	699
HBOS PLC — 144Aa,b
5.92% 10/01/2015	800	738
Sumitomo Mitsui Banking — 144Aa,b
5.63% 10/15/2015	920	860
US Bank NA
3.75% 02/06/2009	1,000	956
Wachovia Capital Trust III[a,b]
5.80% 03/15/2011	1,260	1,224
Wells Fargo & Co.
4.20% 01/15/2010	1,040	995
ZFS Finance USA Trust I — 144Ab
6.45% 12/15/2065	935	857
		7,398
Communication — 0.1%
Comcast Corp.
7.05% 03/15/2033	420	427
Construction — 0.3%
Centex Corp., Senior Note
4.75% 01/15/2008	900	883
Department Stores — 0.6%
Meyer (Fred) Stores, Inc.
7.45% 03/01/2008	1,500	1,537
Neiman-Marcus Group, Inc. — 144A
9.00% 10/15/2015	400	420
		1,957
Electric Services — 1.1%
Dominion Resources, Inc.
5.69% 05/15/2008	810	808
DPL, Inc.
8.25% 03/01/2007	318	324
FPL Group Capital, Inc., Series B
5.55% 02/16/2008	1,546	1,541

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER BALANCED FUND (CONTINUED)

Schedule of Investments — June 30, 2006 — (all amounts except share amounts in thousands) (unaudited)

	Principal Amount	Value
Electric Services (continued)
PSEG Funding Trust
5.38% 11/16/2007	$1,250	$1,241
		3,914
Electric, Gas & Sanitary Services — 0.3%
NiSource Finance Corp.
7.88% 11/15/2010	825	883
Food & Kindred Products — 0.5%
Bunge Ltd. Finance Corp.
4.38% 12/15/2008	1,370	1,322
Tyson Foods, Inc.
6.60% 04/01/2016	270	264
		1,586
Food Stores — 0.1%
Stater Brothers Holdings, Inc.
8.13% 06/15/2012	400	397
Gas Production & Distribution — 0.6%
Kinder Morgan Energy Partners, LP
7.75% 03/15/2032	500	540
Oneok, Inc.
5.51% 02/16/2008	1,560	1,550
		2,090
Holding & Other Investment Offices — 1.8%
BRE Properties, Inc. REIT
5.75% 09/01/2009	1,670	1,670
Hutchison Whampoa International, Ltd. — 144A
7.45% 11/24/2033	495	525
iStar Financial, Inc. REIT
4.88% 01/15/2009	1,700	1,656
Plum Creek Timberlands, LP
5.88% 11/15/2015	580	555
Tanger Factory Outlet Centers REIT
6.15% 11/15/2015	785	764
Weingarten Realty Investors REIT, Series A
5.26% 05/15/2012	1,000	969
		6,139
Hotels & Other Lodging Places — 0.1%
Station Casinos, Inc.
6.88% 03/01/2016	300	281
Industrial Machinery & Equipment — 0.1%
Cummins, Inc.
7.13% 03/01/2028	270	267
Insurance — 0.1%
Reinsurance Group of America[b] 6.75% 12/15/2065	500	461
Insurance Agents, Brokers & Service — 0.2%
Hartford Financial Services Group, Inc., Senior Note 5.55% 08/16/2008	820	818

	Principal Amount	Value
Metal Mining — 0.3%
Phelps Dodge Corp.
9.50% 06/01/2031	$595	$742
Teck Cominco, Ltd.
6.13% 10/01/2035	425	382
		1,124
Mortgage Bankers & Brokers — 0.4%
Glencore Funding LLC — 144A
6.00% 04/15/2014	385	352
ILFC E-Capital Trust II — 144Ab
6.25% 12/21/2065	450	426
Kinder Morgan Finance Co., ULC
6.40% 01/05/2036	246	202
MUFG Capital Finance 1, Ltd.[a,b]
6.35% 07/25/2016	445	430
		1,410
Oil & Gas Extraction — 0.3%
Chesapeake Energy Corp., Senior Note
7.63% 07/15/2013	460	465
Husky Oil, Ltd.[b]
8.90% 08/15/2028	135	143
PetroHawk Energy Corp. — 144A
9.13% 07/15/2013	400	400
		1,008
Personal Credit Institutions — 0.5%
Capital One Bank
5.75% 09/15/2010	1,800	1,797
Petroleum Refining — 0.8%
Enterprise Products Operating, LP, Series B
4.00% 10/15/2007	1,290	1,256
Valero Energy Corp.
3.50% 04/01/2009	1,700	1,602
		2,858
Printing & Publishing — 0.4%
Media General, Inc.
6.95% 09/01/2006	820	821
News America Holdings, Inc.
7.75% 12/01/2045	480	506
		1,327
Radio & Television Broadcasting — 0.4%
Chancellor Media Corp.
8.00% 11/01/2008	430	447
Univision Communications, Inc.
7.85% 07/15/2011	800	807
		1,254

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER BALANCED FUND (CONTINUED)

Schedule of Investments — June 30, 2006 — (all amounts except share amounts in thousands) (unaudited)

	Principal Amount	Value
Real Estate — 1.0%
Colonial Realty, LP
7.00% 07/14/2007	$1,530	$1,545
Post Apartment Homes, LP
6.30% 06/01/2013	537	536
Westfield Capital Corp., Ltd./WT Finance Aust Pty, Ltd./ WEA Finance LLC — 144A
4.38% 11/15/2010	1,400	1,322
		3,403
Restaurants — 0.0%
Landry's Restaurants, Inc., Series B
7.50% 12/15/2014	100	92
Security & Commodity Brokers — 1.1%
BNP U.S. Funding LLC — 144Aa,b
7.74% 12/05/2007	1,000	1,025
Countrywide Financial Corp., Series A
4.50% 06/15/2010	1,350	1,286
E*Trade Financial Corp.
8.00% 06/15/2011	300	308
Goldman Sachs Group, Inc., Subordinated Note
6.45% 05/01/2036	400	384
Residential Capital Corp.
6.38% 06/30/2010	925	913
		3,916
Telecommunications — 0.7%
Nextel Communications, Inc., Series D
7.38% 08/01/2015	475	484
SBC Communications, Inc.
4.13% 09/15/2009	1,428	1,358
Verizon Global Funding Corp.
7.75% 12/01/2030	390	422
		2,264
Water Transportation — 0.8%
Carnival Corp.
3.75% 11/15/2007	1,700	1,652
Royal Caribbean Cruises, Ltd.
8.75% 02/02/2011	1,100	1,188
		2,840
Wholesale Trade Nondurable Goods — 0.1%
Domino's, Inc.
8.25% 07/01/2011	400	417
Total Corporate Debt Securities (cost: $66,993)		65,246
	Shares	Value
PREFERRED STOCKS — 0.2%
Telecommunications — 0.2%
Centaur Funding Corp. — 144A‡	572	670
Total Preferred Stocks (cost: $637)		670

	Shares	Value
COMMON STOCKS — 70.4%
Air Transportation — 2.7%
FedEx Corp.	80,000	$9,349
Automotive — 4.2%
Harley-Davidson, Inc.	130,000	7,136
PACCAR, Inc.	90,000	7,414
		14,550
Business Services — 1.1%
eBay, Inc.‡	125,000	3,661
Chemicals & Allied Products — 1.7%
Procter & Gamble Co.	103,625	5,762
Communications Equipment — 2.3%
QUALCOMM, Inc.	200,000	8,014
Computer & Data Processing Services — 2.9%
Intuit, Inc.‡	90,000	5,435
Microsoft Corp.	200,000	4,660
		10,095
Computer & Office Equipment — 3.6%
Apple Computer, Inc.‡	80,000	4,570
Sandisk Corp.‡	150,000	7,647
		12,217
Drug Stores & Proprietary Stores — 1.0%
Walgreen Co.	80,000	3,587
Electronic & Other Electric Equipment — 1.2%
General Electric Co.	120,000	3,955
Engineering & Management Services — 4.6%
Jacobs Engineering Group, Inc.‡	200,000	15,928
Hotels & Other Lodging Places — 3.9%
Marriott International, Inc. — Class A	240,000	9,149
MGM Mirage, Inc.‡	100,000	4,080
		13,229
Industrial Machinery & Equipment — 7.1%
Caterpillar, Inc.	200,000	14,896
Kennametal, Inc.	150,000	9,337
		24,233
Insurance — 1.3%
WellPoint, Inc.‡	60,000	4,366
Medical Instruments & Supplies — 0.8%
Zimmer Holdings, Inc.‡	50,000	2,836
Oil & Gas Extraction — 6.8%
Anadarko Petroleum Corp.	130,000	6,200
Apache Corp.	90,000	6,143
Schlumberger, Ltd.	170,000	11,069
		23,412

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER BALANCED FUND (CONTINUED)

Schedule of Investments — June 30, 2006 — (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
Petroleum Refining — 3.0%
Suncor Energy, Inc.	125,000	$10,126
Pharmaceuticals — 2.9%
Amgen, Inc.‡	100,000	6,523
Genentech, Inc.‡	40,000	3,272
		9,795
Printing & Publishing — 3.4%
McGraw-Hill Cos., Inc. (The)	230,000	11,553
Restaurants — 1.3%
Starbucks Corp.‡	120,500	4,550
Retail Trade — 0.8%
Staples, Inc.	120,000	2,918
Security & Commodity Brokers — 7.1%
American Express Co.	175,000	9,314
Ameriprise Financial, Inc.	120,000	5,360
Chicago Mercantile Exchange	20,000	9,823
		24,497
Telecommunications — 0.6%
Sprint Nextel Corp.	100,000	1,999
Transportation & Public Utilities — 3.9%
Expeditors International of Washington, Inc.	240,000	13,442

	Shares	Value
Wholesale Trade Durable Goods — 2.2%
Grainger (W.W.), Inc.	100,000	$7,523
Total Common Stocks (cost: $170,878)		241,597
Total Investment Securities (cost: $263,121)#		$331,651

NOTES TO SCHEDULE OF INVESTMENTS:

a The security has a perpetual maturity. The date shown is the next call date.

b Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity date. Rate is listed as of June 30, 2006.

‡ Non-income producing.

# Aggregate cost for Federal income tax purposes is $263,404. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $74,237 and $5,990, respectively. Net unrealized appreciation for tax purposes is $68,247.

DEFINITIONS:

144A — 144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $8,809 or 2.6% of the net assets of the Fund.

MTN — Medium-Term Note

REIT — Real Estate Investment Trust

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER HIGH YIELD BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as redemption fees or brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period[a]
Investor Class
Actual	$1,000.00	$1,025.50	0.90%	$4.52
Hypothetical[b]	1,000.00	1,020.33	0.90	4.51
Institutional Class
Actual	1,000.00	1,025.70	0.65	3.26
Hypothetical[b]	1,000.00	1,021.57	0.65	3.26

a Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

b 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Bond Credit Quality (Moody Ratings)
At June 30, 2006

This chart shows the percentage breakdown by bond credit quality (Moody ratings) of the Fund's total investment securities.

Credit Rating Description

A3 – Upper medium grade obligations. Interest payments and principal are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

B1 – Moderate vulnerability to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

B2 – More vulnerable to adverse business, financial and economic conditions but currently has the capacity to meet financial commitments.

B3 – Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Ba2 – Vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Ba3 – More vulnerable in the near-term but faces major ongoing uncertainties in the event of adverse business, financial and economic conditions.

Baa1 – Medium grade obligations. Interest payments and principal security are adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

Baa2 – Medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over great length of time.

Caa1 – Highly vulnerable may be in default on their policyholder obligations or there may be present elements of danger with respect to payment of policyholder obligations and claims.

Caa2 – Extremely vulnerable may be in default on their policyholder obligations or there may be present elements of danger with respect to payment of policyholder obligations and claims.

Caa3 – Speculative, may be in default on their policyholder obligations or have other marked shortcomings.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER HIGH YIELD BOND FUND

Schedule of Investments — June 30, 2006 — (all amounts except share amounts in thousands) (unaudited)

	Principal Amount	Value
CORPORATE DEBT SECURITIES — 81.8%
Aerospace — 2.8%
DRS Technologies, Inc. 7.63% 02/01/2018	$500	$500
TransDigm, Inc., Senior Subordinated Note — 144A 7.75% 07/15/2014	2,000	2,000
Vought Aircraft Industries, Inc. 8.00% 07/15/2011	500	455
		2,955
Agriculture — 3.7%
Dole Food Co., Inc.
8.63% 05/01/2009	2,000	1,920
8.88% 03/15/2011	20	19
Michael Foods, Inc. 8.00% 11/15/2013	2,000	1,975
		3,914
Amusement & Recreation Services — 3.5%
Pokagon Gaming Authority, Senior Note — 144A 10.38% 06/15/2014	250	260
Speedway Motorsports, Inc. 6.75% 06/01/2013	1,500	1,462
Virgin River Casino Corp./RBG LLC/B&BB, Inc. 9.00% 01/15/2012	1,000	1,005
Warner Music Group 7.38% 04/15/2014	1,000	975
		3,702
Automotive — 1.6%
General Motors Corp. 7.13% 07/15/2013	2,000	1,655
Automotive Dealers — 1.9%
Asbury Automotive Group, Inc. 8.00% 03/15/2014	1,000	975
Group 1 Automotive, Inc. 8.25% 08/15/2013	1,000	1,015
		1,990
Automotive Service Stations — 2.3%
Petro Stopping Centers, LP/Petro Financial Corp. 9.00% 02/15/2012	2,500	2,494
Business Services — 3.8%
Cardtronics, Inc. — 144A 9.25% 08/15/2013	1,000	990
Hertz Corp. — 144A 8.88% 01/01/2014	2,000	2,060
iPayment, Inc., Senior Subordinated Note — 144A 9.75% 05/15/2014	1,000	1,000
		4,050

	Principal Amount	Value
Chemicals & Allied Products — 2.7%
Ineos Group Holdings PLC — 144A 8.50% 02/15/2016	$2,000	$1,882
Nalco Co. 8.88% 11/15/2013	1,000	1,012
		2,894
Communication — 4.3%
Echostar DBS Corp. — 144A 7.13% 02/01/2016	1,500	1,451
Intelsat Subsidiary Holding Co., Ltd. 8.25% 01/15/2013	1,000	997
Kabel Deutschland GmbH — 144A 10.63% 07/01/2014	2,000	2,120
		4,568
Communications Equipment — 1.8%
Inmarsat Finance PLC[a] 0.00% 11/15/2012	1,000	856
New Skies Satellites NV 9.13% 11/01/2012	1,000	1,062
		1,918
Department Stores — 3.8%
Bon-Ton Stores (The), Inc. — 144A 10.25% 03/15/2014	2,000	1,865
Neiman-Marcus Group, Inc. — 144A 10.38% 10/15/2015	2,000	2,135
		4,000
Electronic Components & Accessories — 1.4%
Alliance One International, Inc. 11.00% 05/15/2012	1,000	955
Sensata Technologies BV, Senior Note — 144A 8.00% 05/01/2014	550	533
		1,488
Fabricated Metal Products — 0.9%
Alliant Techsystems, Inc. 6.75% 04/01/2016	1,000	965
Finance — 1.8%
American Real Estate Partners, LP 8.13% 06/01/2012	1,000	1,002
American Real Estate Partners, LP/American Real Estate Finance Corp. 7.13% 02/15/2013	1,000	965
		1,967
Food & Kindred Products — 1.0%
Reddy Ice Holdings, Inc.[b] 0.00% 11/01/2012	1,250	1,012
Food Stores — 2.8%
Pathmark Stores, Inc. 8.75% 02/01/2012	1,000	955
Stater Brothers Holdings, Inc. 8.13% 06/15/2012	2,000	1,985
		2,940

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER HIGH YIELD BOND FUND (CONTINUED)

Schedule of Investments — June 30, 2006 — (all amounts except share amounts in thousands) (unaudited)

	Principal Amount	Value
Gas Production & Distribution — 1.9%
EL Paso Production Holding Co. 7.75% 06/01/2013	$1,000	$1,012
SemGroup, LP — 144A 8.75% 11/15/2015	1,000	1,000
		2,012
Hotels & Other Lodging Places — 1.9%
Intrawest Corp. 7.50% 10/15/2013	1,000	1,000
Mandalay Resort Group 9.38% 02/15/2010	58	61
Station Casinos, Inc. 6.88% 03/01/2016	1,000	938
		1,999
Industrial Machinery & Equipment — 3.5%
Case New Holland, Inc. 9.25% 08/01/2011	1,000	1,058
Douglas Dynamics LLC — 144A 7.75% 01/15/2012	1,000	955
Gardner Denver, Inc. 8.00% 05/01/2013	1,000	1,055
Mueller Group, Inc. 10.00% 05/01/2012	650	702
		3,770
Mortgage Bankers & Brokers — 5.3%
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp., Series Bc 0.00% 10/01/2014	1,625	1,280
Galaxy Entertainment Finance Co., Ltd., Senior Note — 144A 9.88% 12/15/2012	1,000	1,045
Innophos Investments Holdings, Inc.* 13.17% 02/15/2015	1,227	1,234
Stripes Acquisition LLC/Susser Finance Corp. — 144A 10.63% 12/15/2013	2,000	2,120
		5,679
Oil & Gas Extraction — 8.5%
Chaparral Energy, Inc. — 144A 8.50% 12/01/2015	1,000	1,000
Chesapeake Energy Corp. 6.50% 08/15/2017	1,000	918
Delta Petroleum Corp. 7.00% 04/01/2015	1,000	935
Energy Partners, Ltd. 8.75% 08/01/2010	1,000	968
Mission Resources Corp. 9.88% 04/01/2011	1,000	1,118
Ocean Rig Norway AS — 144A 8.38% 07/01/2013	1,000	1,030
Petrobras International Finance Co. 7.75% 09/15/2014	1,500	1,564
PetroHawk Energy Corp. — 144A 9.13% 07/15/2013	1,500	1,500
		9,033

	Principal Amount	Value
Paper & Allied Products — 0.9%
Graphic Packaging International Corp. 9.50% 08/15/2013	$1,000	$995
Paperboard Containers & Boxes — 0.9%
Graham Packaging Co., Inc. 9.88% 10/15/2014	1,000	995
Personal Credit Institutions — 1.9%
Ford Motor Credit Co.* 9.47% 04/15/2012	2,000	2,033
Primary Metal Industries — 1.9%
Edgen Acquisition Corp. 9.88% 02/01/2011	1,000	980
Texas Industries, Inc. 7.25% 07/15/2013	1,000	995
		1,975
Printing & Publishing — 1.9%
RH Donnelley Corp. — 144A 8.88% 01/15/2016	2,000	2,028
Restaurants — 4.1%
Carrols Corp. 9.00% 01/15/2013	2,000	2,015
EPL Finance Corp., Senior Note — 144A 11.75% 11/15/2013	750	861
NPC International, Inc. — 144A 9.50% 05/01/2014	1,500	1,459
		4,335
Rubber & Misc. Plastic Products — 1.0%
NTK Holdings, Inc.[d] 0.00% 03/01/2014	1,500	1,093
Security & Commodity Brokers — 1.4%
E*Trade Financial Corp. 8.00% 06/15/2011	1,500	1,538
Stone, Clay & Glass Products — 0.9%
Owens-Brockway 8.25% 05/15/2013	1,000	1,008
Telecommunications — 1.0%
UbiquiTel Operating Co. 9.88% 03/01/2011	1,000	1,093
Transportation & Public Utilities — 0.9%
Pacific Energy Partners, LP/Pacific Energy Finance Corp. 6.25% 09/15/2015	1,000	975
Wholesale Trade Durable Goods — 1.9%
Leslie's Poolmart 7.75% 02/01/2013	1,000	975
Wesco Distribution, Inc. — 144A 7.50% 10/15/2017	1,000	1,005
		1,980

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER HIGH YIELD BOND FUND (CONTINUED)

Schedule of Investments — June 30, 2006 — (all amounts except share amounts in thousands) (unaudited)

	Principal Amount	Value
Wholesale Trade Nondurable Goods — 1.9%
Domino's, Inc. 8.25% 07/01/2011	$1,959	$2,042
Total Corporate Debt Securities (cost: $86,950)		87,095
CONVERTIBLE BOND — 14.5%
Aerospace — 1.1%
Armor Holdings, Inc.[e] 2.00% 11/01/2024	1,000	1,195
Amusement & Recreation Services — 0.9%
Virgin River Casino Corp./RBG LLC/B&BB, Inc.[f] 0.00% 01/15/2013	1,500	1,003
Chemicals & Allied Products — 0.9%
Innophos, Inc. 8.88% 08/15/2014	1,000	990
Communication — 1.5%
XM Satellite Radio Holdings, Inc. 1.75% 12/01/2009	2,000	1,557
Computer & Data Processing Services — 2.4%
Openwave Systems, Inc. 2.75% 09/09/2008	1,500	1,521
Yahoo! Inc. 0.00% 04/01/2008	600	981
		2,502
Computer & Office Equipment — 2.9%
SanDisk Corp., Senior Note 1.00% 05/15/2013	2,000	1,775
Scientific Games Corp. 0.75% 12/01/2024	1,000	1,304
		3,079
Electronic Components & Accessories — 2.4%
Intel Corp. — 144A 2.95% 12/15/2035	3,000	2,539
Oil & Gas Extraction — 1.0%
Halliburton Co. 3.13% 07/15/2023	500	1,005
Retail Trade — 0.8%
Guitar Center, Inc. 4.00% 07/15/2013	650	848
Water Transportation — 0.6%
Carnival Corp.[g] 1.13% 04/29/2033	1,000	656
Total Convertible Bond (cost: $16,159)		15,374

	Shares	Value
CONVERTIBLE PREFERRED STOCKS — 0.9%
Electric Services — 0.9%
NRG Energy, Inc.	4,000	$988
Total Convertible Preferred Stocks (cost: $1,000)		988
Total Investment Securities (cost: $104,109)#		$103,457

NOTES TO SCHEDULE OF INVESTMENTS:

a Inmarsat Finance PLC has a coupon rate of 0.00% until 11/15/2008, thereafter the coupon rate will be 10.38%.

b Reddy Ice Holdings, Inc. has a coupon rate of 0.00% until 11/01/2008, thereafter the coupon rate will be 10.50%.

c Crystal US Holdings LLC/Crystal US Sub 3 Corp., Series B has a coupon rate of 0.00% until 10/01/2009, thereafter a coupon rate 10.50%.

* Floating or variable rate note. Rate is listed as of June 30, 2006.

d NTK Holding, Inc. has a coupon rate of 0.00% until 09/01/2009, thereafter the coupon rate will be 10.75%.

e Armor Holding, Inc. has a coupon rate of 2.00% until 11/01/2011, thereafter the coupon rate will be 0.00%.

f Virgin River Casino Corp./RBG LLC/B&BB, Inc. has a coupon rate of 0.00% until 01/15/2009, thereafter the coupon rate will be 12.75%.

g Carnival Corp. has a coupon rate of 1.13% until 04/29/2008, thereafter the coupon rate will be 0.00%.

# Aggregate cost for Federal income tax purposes is $104,124. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,089 and $2,756, respectively. Net unrealized depreciation for tax purposes is $667.

DEFINITIONS:

144A — 144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $32,838 or 30.8% of the net assets of the Fund.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER CASH RESERVE FUND

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as redemption fees or brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period[a]
Investor Class
Actual	$1,000.00	$1,022.50	0.25%	$1.25
Hypothetical[b]	1,000.00	1,023.55	0.25	1.25

a Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

b 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Maturity Distribution (in days)
At June 30, 2006

This chart shows the percentage breakdown by maturity distribution (in days) of the Fund's total investment securities.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER CASH RESERVE FUND

Schedule of Investments — June 30, 2006 — (all amounts in thousands) (unaudited)

	Principal Amount	Value
COMMERCIAL PAPER — 82.3%
Automotive — 4.1%
BMW US Capital LLC — 144A
5.22% 07/25/2006	$1,120	$1,116
5.23% 08/17/2006	500	497
Harley-Davidson, Inc. — 144A 5.13% 07/14/2006	260	260
		1,873
Business Credit Institutions — 3.4%
Paccar Financial Corp.
4.97% 07/19/2006	900	898
5.07% 07/26/2006	660	658
		1,556
Commercial Banks — 22.0%
Bank of America Corp. 5.33% 08/31/2006	410	406
Barclays U.S. Funding Corp.
4.90% 07/06/2006	500	500
4.95% 07/11/2006	800	799
HBOS Treasury Services
5.22% 08/08/2006	665	661
5.12% 08/10/2006	700	696
5.35% 09/12/2006	700	692
Ranger Funding Co. LLC — 144A
5.07% 07/10/2006	950	949
5.15% 07/13/2006	800	799
State Street Boston Corp.
5.25% 07/31/2006	1,000	996
5.21% 08/02/2006	825	821
Toronto-Dominion Bank — 144A 5.31% 08/29/2006	800	793
UBS Finance Delaware LLC
5.06% 07/10/2006	272	272
4.92% 07/17/2006	1,700	1,696
		10,080
Electronic & Other Electric Equipment — 3.2%
Emerson Electric Co. — 144A 5.22% 07/14/2006	1,445	1,442
Food & Kindred Products — 2.7%
Nestle Capital Corp. — 144A 5.06% 07/17/2006	1,250	1,247
Holding & Other Investment Offices — 8.7%
Prudential Funding LLC
5.06% 07/07/2006	670	669
5.08% 07/12/2006	1,400	1,398
Quebec Province — 144A
4.92% 07/05/2006	900	899
5.25% 08/09/2006	1,026	1,020
		3,986

	Principal Amount	Value
Insurance — 2.5%
Metlife Funding, Inc.
5.04% 07/20/2006	$700	$698
5.20% 08/07/2006	460	458
		1,156
Metal Mining — 4.4%
BHP Billiton Finance USA, Ltd. — 144A
5.09% 07/18/2006	1,000	998
5.14% 07/28/2006	1,000	996
		1,994
Mortgage Bankers & Brokers — 11.7%
Barclays U.S. Funding Corp. 5.21% 08/15/2006	900	894
CAFCO LLC — 144A 5.03% 07/13/2006	530	529
Ciesco LLC — 144A
5.15% 08/03/2006	900	896
5.32% 08/18/2006	800	794
Old Line Funding Corp. — 144A
5.04% 07/05/2006	800	800
5.04% 07/07/2006	850	849
5.15% 08/02/2006	600	597
		5,359
Oil & Gas Extraction — 3.0%
Total Capital SA — 144A
5.12% 07/24/2006	1,000	997
5.20% 08/16/2006	400	397
		1,394
Personal Credit Institutions — 16.6%
American Honda Finance Corp. 5.13% 08/04/2006	1,600	1,592
General Electric Capital Corp.
5.03% 07/03/2006	875	875
4.90% 07/06/2006	1,100	1,099
International Lease Finance Corp.
5.17% 07/21/2006	957	954
5.16% 08/08/2006	1,000	995
Toyota Motor Credit Corp.
5.08% 07/11/2006	1,100	1,098
5.27% 08/14/2006	1,000	994
		7,607
Total Commercial Paper (cost: $37,694)		37,694

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER CASH RESERVE FUND (CONTINUED)

Schedule of Investments — June 30, 2006 — (all amounts in thousands) (unaudited)

	Principal Amount	Value
SHORT-TERM OBLIGATIONS — 10.4%
International Business Machines Corp. 4.88% 10/01/2006	$1,350	$1,349
Wal-Mart Stores, Inc. 5.45% 08/01/2006	1,900	1,900
Goldman Sachs Group, Inc.*
5.15% 08/01/2006	500	500
2.85% 10/27/2006	1,030	1,022
Total Short-Term Obligations (cost: $4,771)		4,771
CERTIFICATES OF DEPOSIT — 6.6%
Wells Fargo Bank NA
5.17% 07/27/2006	1,000	1,000
5.27% 07/27/2006	1,140	1,140
Toronto Dominion Bank, Ltd. CD 5.20% 08/11/2006	900	900
Total Certificates Of Deposit (cost: $3,040)		3,040
Total Investment Securities (cost: $45,505)		$45,505

NOTES TO SCHEDULE OF INVESTMENTS:

* Floating or variable rate note. Rate is listed as of June 30, 2006.

DEFINITIONS:

144A — 144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $16,875 or 36.8% of the net assets of the Fund.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL BOND FUND

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as redemption fees or brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period[a]
Institutional Class
Actual	$1,000.00	$988.80	0.45%	$2.22
Hypothetical[b]	1,000.00	1,022.56	0.45	2.26

a Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

b 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Asset Type
At June 30, 2006

This chart shows the percentage breakdown by asset type of the Fund's total investment securities.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL BOND FUND

Schedule of Investments — June 30, 2006 — (all amounts in thousands) (unaudited)

	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS — 25.2%
U.S. Treasury Bond
8.00% 11/15/2021	$12	$15
5.38% 02/15/2031	19	19
U.S. Treasury Inflation Indexed Bond 2.00% 01/15/2016	15	15
U.S. Treasury Note
4.88% 05/31/2008	21	21
4.38% 12/15/2010	30	29
4.50% 02/28/2011	14	14
4.88% 05/31/2011	14	14
3.88% 02/15/2013	47	44
4.50% 11/15/2015	14	13
4.50% 02/15/2016	51	48
5.13% 05/15/2016	24	24
Total U.S. Government Obligations (cost: $259)		256
U.S. GOVERNMENT AGENCY OBLIGATIONS — 25.3%
Fannie Mae
5.50% 03/01/2018	15	15
6.00% 05/01/2032	14	14
6.00% 08/01/2034	15	15
5.50% 05/01/2035	18	17
5.50% 05/01/2035	17	17
5.00% 07/01/2035	47	43
6.50% 06/01/2036	42	42
Freddie Mac-Gold Pool
4.90% 11/03/2008	10	10
5.50% 11/01/2018	16	16
6.00% 11/01/2033	14	13
5.50% 02/01/2035	17	16
5.50% 06/01/2035	18	17
5.00% 07/01/2035	23	22
Total U.S. Government Agency Obligations (cost: $267)		257
ASSET-BACKED SECURITIES — 4.8%
Honda Auto Receivables Owner Trust, Series 2005-A Class A3 4.46% 05/21/2009	7	7
MBNA Credit Card Master Note Trust, Series 2003-A6 Class A6 2.75% 10/15/2010	26	25
USAA Auto Owner Trust, Series 2005-3, Class A2 4.52% 06/16/2008	17	17
Total Asset-Backed Securities (cost: $49)		49
CORPORATE DEBT SECURITIES — 42.9%
Aerospace — 1.3%
Boeing Co. (The)
8.75% 08/15/2021	10	13
Agriculture — 0.5%
Michael Foods, Inc. 8.00% 11/15/2013	5	5

	Principal Amount	Value
Air Transportation — 1.2%
FedEx Corp. 9.65% 06/15/2012	$10	$12
Amusement & Recreation Services — 0.8%
Harrah's Operating Co., Inc. 5.50% 07/01/2010	8	8
Beverages — 0.2%
Foster's Finance Corp. — 144A 5.88% 06/15/2035	2	2
Business Credit Institutions — 1.0%
John Deere Capital Corp., Series S 4.88% 03/16/2009	10	10
Chemicals & Allied Products — 7.0%
Cytec Industries, Inc. 5.50% 10/01/2010	5	5
Dow Chemical Co. (The) 5.00% 11/15/2007	6	6
ICI Wilmington, Inc. 4.38% 12/01/2008	20	19
Lubrizol Corp. 4.63% 10/01/2009	15	14
Monsanto Co. 5.50% 07/30/2035	5	4
Nalco Co. 7.75% 11/15/2011	5	5
Praxair, Inc. 6.63% 10/15/2007	18	18
		71
Commercial Banks — 4.3%
Bank of America Corp. 7.80% 02/15/2010	9	10
Citigroup, Inc., Global Note 3.63% 02/09/2009	20	19
Popular North America, Inc. 5.20% 12/12/2007	10	10
Wachovia Capital Trust III[a,b] 5.80% 03/15/2011	5	5
		44
Communication — 1.0%
Comcast Corp. 7.05% 03/15/2033	5	5
Viacom, Inc., Senior Note — 144A 6.88% 04/30/2036	5	5
		10
Department Stores — 0.5%
Neiman-Marcus Group, Inc. — 144A 9.00% 10/15/2015	5	5
Electric Services — 1.9%
PSEG Funding Trust 5.38% 11/16/2007	20	20

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL BOND FUND (CONTINUED)

Schedule of Investments — June 30, 2006 — (all amounts in thousands) (unaudited)

	Principal Amount	Value
Finance — 0.5%
American Real Estate Partners, LP/American Real Estate Finance Corp. 7.13% 02/15/2013	$5	$5
Food & Kindred Products — 1.8%
Bunge Ltd. Finance Corp. 4.38% 12/15/2008	15	14
Tyson Foods, Inc. 6.60% 04/01/2016	5	5
		19
Food Stores — 0.5%
Stater Brothers Holdings, Inc. 8.13% 06/15/2012	5	5
Gas Production & Distribution — 0.5%
Kinder Morgan Energy Partners, LP 7.75% 03/15/2032	5	5
Holding & Other Investment Offices — 4.9%
BRE Properties, Inc. REIT 5.75% 09/01/2009	20	20
Hutchison Whampoa International, Ltd. — 144A 7.45% 11/24/2033	5	5
iStar Financial, Inc. REIT 4.88% 01/15/2009	20	20
Plum Creek Timberlands, LP 5.88% 11/15/2015	5	5
		50
Hotels & Other Lodging Places — 1.0%
Host Marriott, LP REIT 7.13% 11/01/2013	5	5
Station Casinos, Inc., Subordinated Note 6.63% 03/15/2018	5	5
		10
Industrial Machinery & Equipment — 0.2%
Cummins, Inc. 7.13% 03/01/2028	2	2
Insurance — 0.5%
Reinsurance Group of America[b] 6.75% 12/15/2065	5	5
Mortgage Bankers & Brokers — 1.0%
Glencore Funding LLC — 144A 6.00% 04/15/2014	11	10
Paper & Paper Products — 1.1%
Celulosa Arauco y Constitucion SA 8.63% 08/15/2010	10	11
Personal Credit Institutions — 1.0%
General Electric Capital Corp. 4.25% 01/15/2008	10	10
Primary Metal Industries — 0.5%
Texas Industries, Inc. 7.25% 07/15/2013	5	5

	Principal Amount	Value
Printing & Publishing — 0.5%
Media General, Inc. 6.95% 09/01/2006	$5	$5
Radio & Television Broadcasting — 1.7%
Chancellor Media Corp. 8.00% 11/01/2008	5	5
Univision Communications, Inc. 7.85% 07/15/2011	13	13
		18
Real Estate — 1.0%
Post Apartment Homes, LP 6.30% 06/01/2013	10	10
Security & Commodity Brokers — 1.5%
E*Trade Financial Corp. 8.00% 06/15/2011	5	5
Residential Capital Corp. 6.38% 06/30/2010	10	10
		15
Telecommunications — 4.5%
Alltel Corp. 4.66% 05/17/2007	10	10
America Movil SA de CV 5.50% 03/01/2014	10	9
Nextel Communications, Inc., Series D 7.38% 08/01/2015	7	7
SBC Communications, Inc. 4.13% 09/15/2009	16	15
Verizon Global Funding Corp. 7.75% 12/01/2030	5	5
		46
Wholesale Trade Nondurable Goods — 0.5%
Domino's, Inc. 8.25% 07/01/2011	5	5
Total Corporate Debt Securities (cost: $446)		436
Total Investment Securities (cost: $1,021)#		$998

NOTES TO SCHEDULE OF INVESTMENTS:

a The security has a perpetual maturity. The date shown is the next call date.

b Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity date. Rate is listed as of June 30, 2006.

# Aggregate cost for Federal income tax purposes is $1,023. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $0 and $25, respectively. Net unrealized depreciation for tax purposes is $25.

DEFINITIONS:

144A — 144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities aggregated $27 or 2.7% of the net assets of the Fund.

REIT — Real Estate Investment Trust

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL EQUITY FUND

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as redemption fees or brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period[a]
Institutional Class
Actual	$1,000.00	$1,021.00	0.75%	$3.76
Hypothetical[b]	1,000.00	1,021.08	0.75	3.76

a Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

b 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL EQUITY FUND

Schedule of Investments — June 30, 2006 — (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS — 99.4%
Business Services — 4.6%
eBay, Inc.‡	45,000	$1,318
Moody's Corp.	17,000	926
		2,244
Chemicals & Allied Products — 6.5%
Praxair, Inc.	32,000	1,728
Procter & Gamble Co.	26,000	1,446
		3,174
Communication — 1.2%
XM Satellite Radio Holdings, Inc. — Class A‡	41,000	601
Communications Equipment — 4.1%
QUALCOMM, Inc.	50,000	2,003
Computer & Data Processing Services — 6.2%
Intuit, Inc.‡	25,000	1,510
Microsoft Corp.	65,000	1,514
		3,024
Computer & Office Equipment — 6.1%
Apple Computer, Inc.‡	30,000	1,714
Sandisk Corp.‡	25,000	1,274
		2,988
Drug Stores & Proprietary Stores — 3.5%
Walgreen Co.	38,000	1,704
Electronic & Other Electric Equipment — 2.8%
General Electric Co.	42,000	1,384
Engineering & Management Services — 3.6%
Jacobs Engineering Group, Inc.‡	22,000	1,752
Hotels & Other Lodging Places — 6.2%
Marriott International, Inc. — Class A	46,000	1,753
MGM Mirage, Inc.‡	32,000	1,306
		3,059
Industrial Machinery & Equipment — 3.6%
Caterpillar, Inc.	24,000	1,788
Insurance — 3.5%
WellPoint, Inc.‡	23,700	1,725
Management Services — 2.9%
Paychex, Inc.	36,000	1,403
Medical Instruments & Supplies — 1.9%
Zimmer Holdings, Inc.‡	16,000	908

	Shares	Value
Oil & Gas Extraction — 6.1%
Anadarko Petroleum Corp.	22,000	$1,049
Schlumberger, Ltd.	30,000	1,953
		3,002
Petroleum Refining — 3.3%
Suncor Energy, Inc.	20,000	1,620
Pharmaceuticals — 5.8%
Allergan, Inc.	13,000	1,394
Genentech, Inc.‡	18,000	1,472
		2,866
Printing & Publishing — 3.4%
McGraw-Hill Cos., Inc. (The)	33,000	1,658
Restaurants — 0.9%
Starbucks Corp.‡	12,000	453
Retail Trade — 2.8%
Staples, Inc.	55,500	1,350
Security & Commodity Brokers — 10.7%
American Express Co.	31,800	1,692
Ameriprise Financial, Inc.	28,000	1,251
Chicago Mercantile Exchange	4,650	2,284
		5,227
Telecommunications — 2.0%
Sprint Nextel Corp.	48,000	960
Transportation & Public Utilities — 4.3%
Expeditors International of Washington, Inc.	38,000	2,128
Trucking & Warehousing — 3.4%
United Parcel Service, Inc. — Class B	20,500	1,688
Total Common Stocks (cost: $41,676)		48,709
Total Investment Securities (cost: $41,676)#		$48,709

NOTES TO SCHEDULE OF INVESTMENTS:

‡ Non-income producing.

# Aggregate cost for Federal income tax purposes is $41,720. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $8,659 and $1,670, respectively. Net unrealized appreciation for tax purposes is $6,989.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL SMALL CAP VALUE FUND

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as redemption fees or brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period[a]
Institutional Class
Actual	$1,000.00	$1,105.30	0.85%	$4.44
Hypothetical[b]	1,000.00	1,020.58	0.85	4.26

a Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

b 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL SMALL CAP VALUE FUND

Schedule of Investments — June 30, 2006 — (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS — 95.8%
Apparel Products — 1.9%
True Religion Apparel, Inc.‡	700	$12
Chemicals & Allied Products — 5.6%
Olin Corp.	600	11
PolyOne Corp.‡	1,750	15
Terra Nitrogen Co., L.P.	400	9
		35
Computer & Data Processing Services — 1.8%
Fair Isaac Corp.	300	11
Computer & Office Equipment — 1.9%
Hypercom Corp.‡	1,300	12
Construction — 6.4%
Chemed Corp.	300	16
McDermott International, Inc.‡	525	24
		40
Electric Services — 2.1%
CMS Energy Corp.‡	970	13
Electronic & Other Electric Equipment — 5.8%
Acuity Brands, Inc.	370	14
Genlyte Group, Inc.‡	300	22
		36
Electronic Components & Accessories — 1.1%
Advanced Energy Industries, Inc.‡	500	7
Holding & Other Investment Offices — 11.1%
Annaly Mortgage Management, Inc. REIT	1,100	14
Education Realty Trust, Inc. REIT	900	15
LTC Properties, Inc. REIT	500	11
Omega Healthcare Investors, Inc. REIT	1,300	17
Sunstone Hotel Investors, Inc. REIT	400	12
		69
Instruments & Related Products — 2.1%
Input/Output, Inc.‡	1,400	13
Insurance — 7.5%
American Safety Insurance Holdings, Ltd.‡	750	12
HCC Insurance Holdings, Inc.	465	14
PartnerRe, Ltd.	160	10
Triad Guaranty, Inc.‡	230	11
		47
Lumber & Other Building Materials — 2.2%
Drew Industries, Inc.‡	420	14
Management Services — 1.9%
FTI Consulting, Inc.‡	450	12

	Shares	Value
Manufacturing Industries — 2.7%
Identix, Inc.‡	2,400	$17
Medical Instruments & Supplies — 1.9%
Orthofix International NV‡	320	12
Mining — 1.6%
International Coal Group, Inc.‡	1,400	10
Oil & Gas Extraction — 18.0%
Bronco Drilling Co., Inc.‡	550	11
Cabot Oil & Gas Corp.	240	12
Edge Petroleum Corp.‡	550	11
Pioneer Drilling Co.‡	950	15
Superior Energy Services, Inc.‡	800	27
Todco — Class A	400	16
Warrior Energy Service Corp.‡	820	20
		112
Personal Credit Institutions — 2.6%
Advance America Cash Advance Centers, Inc.	885	16
Primary Metal Industries — 2.6%
Aleris International, Inc.‡	350	16
Restaurants — 2.2%
O'Charley's, Inc.‡	800	14
Savings Institutions — 1.8%
Partners Trust Financial Group, Inc.	1,000	11
Water Transportation — 9.2%
Aries Maritime Transport, Ltd.	1,000	11
DryShips, Inc.	660	7
Genco Shipping & Trading, Ltd.	750	13
Omega Navigation Enterprises, Inc. — Class A‡	905	13
StealthGas, Inc.	950	13
		57
Wholesale Trade Nondurable Goods — 1.8%
Dean Foods Co.‡	300	11
Total Common Stocks (cost: $525)		597
Total Investment Securities (cost: $525)#		$597

NOTES TO SCHEDULE OF INVESTMENTS:

‡ Non-income producing.

# Aggregate cost for Federal income tax purposes is $525. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $97 and $25, respectively. Net unrealized appreciation for tax purposes is $72.

DEFINITIONS:

REIT Real Estate Investment Trust

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL DIVERSIFIED EQUITY

UNDERSTANDING YOUR FUND'S EXPENSES
(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs including management fees, 12b-1 distribution and service fees, and other fund expenses.

The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at January 1, 2006 and held for the entire period until June 30, 2006.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid through your account would increase the estimate of expenses you paid during the period and decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as redemption fees or brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under the Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries or other financial institutions.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period[a]
Institutional Class
Actual	$1,000.00	$1,038.60	0.75%	$3.79
Hypothetical[b]	1,000.00	1,021.08	0.75	3.76

a Expenses are calculated using the Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by number of days in the period (181 days), and divided by the number of days in the year (365 days).

b 5% return per year before expenses.

GRAPHICAL PRESENTATION OF SCHEDULE OF INVESTMENTS
By Sector
At June 30, 2006

This chart shows the percentage breakdown by sector of the Fund's total investment securities.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL DIVERSIFIED EQUITY FUND

Schedule of Investments — June 30, 2006 — (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
COMMON STOCKS — 98.6%
Aerospace — 1.9%
United Technologies Corp.	180	$11
Air Transportation — 2.1%
FedEx Corp.	100	12
Amusement & Recreation Services — 2.1%
Disney (Walt) Co. (The)	400	12
Automotive — 3.4%
Harley-Davidson, Inc.	150	8
PACCAR, Inc.	150	12
		20
Beverages — 2.4%
PepsiCo, Inc.	240	14
Business Services — 2.1%
eBay, Inc.‡	400	12
Chemicals & Allied Products — 3.8%
Ecolab, Inc.	335	14
Monsanto Co.	100	8
		22
Commercial Banks — 1.4%
JP Morgan Chase & Co.	200	8
Communications Equipment — 2.4%
QUALCOMM, Inc.	345	14
Computer & Data Processing Services — 1.5%
Microsoft Corp.	400	9
Computer & Office Equipment — 4.3%
Apple Computer, Inc.‡	300	17
Sandisk Corp.‡	150	8
		25
Drug Stores & Proprietary Stores — 1.4%
Walgreen Co.	180	8
Engineering & Management Services — 3.6%
Jacobs Engineering Group, Inc.‡	260	21
Food Stores — 2.2%
Whole Foods Market, Inc.	200	13
Hardware Stores — 1.9%
Fastenal Co.	270	11
Holding & Other Investment Offices — 2.1%
Plum Creek Timber Co., Inc.	340	12
Hotels & Other Lodging Places — 5.5%
Hilton Hotels Corp.	550	16
Las Vegas Sands Corp.‡	200	16
		32
Industrial Machinery & Equipment — 11.9%
Caterpillar, Inc.	300	22
Donaldson Co., Inc.	200	7

	Shares	Value
Industrial Machinery & Equipment (continued)
Graco, Inc.	200	$9
Illinois Tool Works, Inc.	380	18
Kennametal, Inc.	210	13
		69
Insurance — 2.7%
Progressive Corp. (The)	360	9
WellPoint, Inc.‡	100	7
		16
Medical Instruments & Supplies — 1.0%
Zimmer Holdings, Inc.‡	100	6
Motor Vehicles, Parts & Supplies — 1.7%
BorgWarner, Inc.	150	10
Oil & Gas Extraction — 6.2%
Anadarko Petroleum Corp.	180	9
Apache Corp.	110	7
Schlumberger, Ltd.	300	20
		36
Petroleum Refining — 2.8%
Suncor Energy, Inc.	200	16
Pharmaceuticals — 1.7%
Amgen, Inc.‡	160	10
Primary Metal Industries — 1.2%
Hubbell, Inc. — Class B	150	7
Printing & Publishing — 2.9%
McGraw-Hill Cos., Inc. (The)	340	17
Research & Testing Services — 0.9%
Affymetrix, Inc.‡	200	5
Restaurants — 2.6%
Starbucks Corp.‡	400	15
Rubber & Misc. Plastic Products — 2.2%
NIKE, Inc. — Class B	120	10
Sealed Air Corp.	50	3
		13
Security & Commodity Brokers — 9.1%
American Express Co.	400	21
Ameriprise Financial, Inc.	200	9
BlackRock, Inc. — Class A	40	6
Chicago Mercantile Exchange	35	17
		53
Telecommunications — 2.1%
Verizon Communications, Inc.	350	12
Transportation & Public Utilities — 1.9%
Expeditors International of Washington, Inc.	190	11
Water Transportation — 1.4%
Carnival Corp.	200	8

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

TRANSAMERICA PREMIER INSTITUTIONAL DIVERSIFIED EQUITY FUND (CONTINUED)

Schedule of Investments — June 30, 2006 — (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
Wholesale Trade Durable Goods — 2.2%
Grainger (W.W.), Inc.	170	$13
Total Common Stocks (cost: $490)		573
Total Investment Securities (cost: $490)#		$573

NOTES TO SCHEDULE OF INVESTMENTS:

‡ Non-income producing.

# Aggregate cost for Federal income tax purposes is $490. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $99 and $16, respectively. Net unrealized appreciation for tax purposes is $83.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2006

(all amounts except per share amounts in thousands)

(unaudited)

	Transamerica Premier Diversified Equity Fund	Transamerica Premier Equity Fund	Transamerica Premier Focus Fund	Transamerica Premier Growth Opportunities Fund	Transamerica Premier Balanced Fund	Transamerica Premier High Yield Bond Fund	Transamerica Premier Cash Reserve Fund
Assets
Investment, at cost	$156,515	$359,478	$75,066	$105,977	$263,121	$104,109	$45,505
Investment, at value	$180,458	$407,768	$88,446	$142,396	$331,651	$103,457	$45,505
Cash	6,687	3,566	2,956	2,771	10,651	374	104
Receivables:
Securities sold	1,727	—	—	—	—	1,913	—
Fund shares sold	548	3,806	12	30	565	246	165
Interest	24	4	9	5	1,374	2,042	73
Dividends	95	169	28	75	76	—	—
Dividend reclaims receivable	—	—	—	—	1	—	—
Reimbursement from adviser	—	—	—	—	—	—	3
	$189,539	$415,313	$91,451	$145,277	$344,318	$108,032	$45,850
Liabilities
Payables:
Securities purchased	4,970	—	—	634	395	1,481	—
Fund shares redeemed	172	2,004	36	575	310	—	24
Advisory fees	60	201	45	71	157	41	—
Transfer agent fees	37	—	14	19	50	1	5
Directors fees	—	—	— [a]	—	—	— [a]	—
Distribution fees	37	87	19	30	68	2	—
Dividends to shareholders	—	—	—	—	—	7	—
Other accrued expenses	49	68	39	53	100	55	12
	5,325	2,360	153	1,382	1,080	1,587	41
Total Net Assets	$184,214	$412,953	$91,298	$143,895	$343,238	$106,445	$45,809
Net Assets Consist of:
Paid-in capital	157,086	333,023	93,812	138,113	272,802	128,265	45,809
Distributable net investment income (loss)	(24)	(689)	(351)	(347)	1,506	(50)	—
Accumulated net realized gain (loss) on investments	3,209	32,329	(15,543)	(30,290)	400	(21,118)	—
Net unrealized appreciation (depreciation) of investments	23,943	48,290	13,380	36,419	68,530	(652)	—
Total Net Assets	$184,214	$412,953	$91,298	$143,895	$343,238	$106,445	$45,809
Investor Class
Net Assets	$184,214	$412,953	$91,298	$143,895	$343,238	$7,041	$45,809
Shares Outstanding	12,982	18,380	5,094	5,993	13,962	922	45,809
Net Asset Value, Offering Price and Redemption Price Per Share	$14.19	$22.47	$17.92	$24.01	$24.58	$7.64	$1.00
Institutional Class
Net Assets	N/A	N/A	N/A	N/A	N/A	$99,404	N/A
Shares Outstanding	N/A	N/A	N/A	N/A	N/A	13,133	N/A
Net Asset Value, Offering Price and Redemption Price Per Share	N/A	N/A	N/A	N/A	N/A	$7.57	N/A

a Rounds to less than $1.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

June 30, 2006

(all amounts except per share amounts in thousands)

(unaudited)

	Transamerica Premier Institutional Bond Fund	Transamerica Premier Institutional Equity Fund	Transamerica Premier Institutional Small Cap Value Fund	Transamerica Premier Institutional Diversified Equity Fund
Assets
Investment, at cost	$1,021	$41,676	$525	$490
Investment, at value	$998	$48,709	$597	$573
Cash	8	227	18	13
Receivables:
Securities sold	5	—	20	7
Fund shares sold	—	169	—	—
Interest	11	9	—	—
Dividends	—	16	1	—
Reimbursement from adviser	4	—	4	4
	$1,026	$49,130	$640	$597
Liabilities
Payables:
Securities purchased	5	—	13	11
Fund shares redeemed	—	74	—	—
Advisory fees	—	20	—	—
Other accrued expenses	5	31	4	5
	10	125	17	16
Total Net Assets	$1,016	$49,005	$623	$581
Net Assets Consist of:
Paid-in capital	1,070	40,866	527	501
Distributable net investment income (loss)	—	25	4	1
Accumulated net realized gain (loss) on investments	(31)	1,081	20	(4)
Net unrealized appreciation (depreciation) of investments	(23)	7,033	72	83
Total Net Assets	$1,016	$49,005	$623	$581
Institutional Class
Net Assets	$1,016	$49,005	$623	$581
Shares Outstanding	108	4,207	53	50
Net Asset Value, Offering Price and Redemption Price Per Share	$9.40	$11.65	$11.86	$11.57

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS

For the period ended June 30, 2006

(all amounts in thousands)

(unaudited)

See notes to financial statements.

	Transamerica Premier Diversified Equity Fund	Transamerica Premier Equity Fund	Transamerica Premier Focus Fund	Transamerica Premier Growth Opportunities Fund	Transamerica Premier Balanced Fund	Transamerica Premier High Yield Bond Fund	Transamerica Premier Cash Reserve Fund
Investment Income
Interest income	$86	$193	$48	$112	$2,328	$4,235	$963
Dividend income	869	1,824	232	484	938	21	—
Less withholding taxes on foreign dividends	(1)	(4)	—	—	(2)	—	—
Total Income	954	2,013	280	596	3,264	4,256	963
Expenses
Investment advisory fees	440	1,593	308	483	882	291	66
Administration fee	17	40	12	17	28	13	8
Transfer agent and shareholder servicing fees:
Investor Class	263	223	106	144	299	8	30
Distribution and service fees:
Investor Class	220	588	128	201	406	14	—
Custodian fees	10	19	11	11	20	14	4
Registration fees:
Investor Class	12	35	17	16	12	12	10
Institutional Class	—	—	—	—	—	2	—
Legal fees	18	49	12	17	33	12	4
Audit fees	18	50	11	16	31	10	4
Directors fees and expenses	9	23	6	8	16	6	2
Printing fees	13	35	9	13	26	10	3
Other expenses	17	47	11	17	35	13	5
Total expenses before waiver and reimbursement	1,037	2,702	631	943	1,788	405	136
Reimbursed expenses and waived fees	(26)	—	—	—	—	(33)	(86)
Net Expenses	1,011	2,702	631	943	1,788	372	50
Net Investment Income (Loss)	(57)	(689)	(351)	(347)	1,476	3,884	913
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	3,313	33,461	7,331	11,467	(557)	649	—
Change in unrealized appreciation (depreciation) on investments	2,227	(27,626)	(10,281)	(2,869)	10,987	(1,688)	—
Net Realized and Unrealized Gain (Loss) on Investments	5,540	5,835	(2,950)	8,598	10,430	(1,039)	—
Net Increase (Decrease) in Net Assets from Operations	$5,483	$5,146	$(3,301)	$8,251	$11,906	$2,845	$913

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (CONTINUED)

For the period ended June 30, 2006

(all amounts in thousands)

(unaudited)

	Transamerica Premier Institutional Bond Fund	Transamerica Premier Institutional Equity Fund	Transamerica Premier Institutional Small Cap Value Fund		Transamerica Premier Institutional Diversified Equity Fund
Investment Income
Interest income	$28	$23	$1		$—
Dividend income	—	172	5		3
Total Income	28	195	6		3
Expenses
Investment advisory fees	2	166	3		2
Administration fee	5	8	5		5
Transfer agent and shareholder servicing fees:
Institutional Class	— [a]	2	—	[a]	—	[a]
Custodian fees	4	5	2		1
Registration fees:
Institutional Class	5	15	5		5
Legal fees	—	5	—		—
Audit fees	—	3	—		—
Directors fees and expenses	— [a]	2	—	[a]	—	[a]
Printing fees	—	4	—		—
Other expenses	—	5	—		—
Total expenses before waiver and reimbursement	16	215	15		13
Reimbursed expenses and waived fees	(14)	(45)	(12)		(11)
Net Expenses	2	170	3		2
Net Investment Income (Loss)	26	25	3		1
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	(21)	1,172	15		3
Change in unrealized appreciation (depreciation) on investments	(16)	(210)	42		18
Net Realized and Unrealized Gain (Loss) on Investments	(37)	962	57		21
Net Increase (Decrease) in Net Assets from Operations	$(11)	$987	$60		$22

a Rounds to less than $1.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS

(all amounts in thousands)

	Transamerica Premier Diversified Equity Fund		Transamerica Premier Equity Fund		Transamerica Premier Focus Fund
	Period Ended June 30, 2006 (unaudited)	Year Ended December 31, 2005	Period Ended June 30, 2006 (unaudited)	Year Ended December 31, 2005	Period Ended June 30, 2006 (unaudited)	Year Ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(57)	$145	$(689)	$(900)	$(351)	$(361)
Net realized gain (loss) on investments	3,313	158	33,461	12,154	7,331	7,799
Change in unrealized appreciation (depreciation) on investments	2,227	10,565	(27,626)	21,281	(10,281)	7,287
Net increase (decrease) in net assets resulting from operations	5,483	10,868	5,146	32,535	(3,301)	14,725
Dividends / Distributions to Shareholders
From net investment income:
Investor Class	—	(119)	—	—	—	—
From net realized gains on investments:
Investor Class	—	—	—	(9,672)	—	—
Net decrease in net assets resulting from distributions	—	(119)	—	(9,672)	—	—
Net Fund Shares Transactions	29,804	56,498	(15,374)	194,681	(17,106)	(2,271)
Net increase (decrease) in net assets	35,287	67,247	(10,228)	217,544	(20,407)	12,454
Net Assets
Beginning of period	148,927	81,680	423,181	205,637	111,705	99,251
End of period[1]	$184,214	$148,927	$412,953	$423,181	$91,298	$111,705
[1] Includes undistributed (accumulated) net investment income of:	$(24)	$33	$(689)	$—	$(351)	$—

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(all amounts in thousands)

	Transamerica Premier Growth Opportunities Fund		Transamerica Premier Balanced Fund		Transamerica Premier High Yield Bond Fund
	Period Ended June 30, 2006 (unaudited)	Year Ended December 31, 2005	Period Ended June 30, 2006 (unaudited)	Year Ended December 31, 2005	Period Ended June 30, 2006 (unaudited)	Year Ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(347)	$(293)	$1,476	$3,218	$3,884	$8,919
Net realized gain (loss) on investments	11,467	11,632	(557)	8,567	649	1,283
Change in unrealized appreciation (depreciation) on investments	(2,869)	6,549	10,987	5,082	(1,688)	(6,204)
Net increase (decrease) in net assets resulting from operations	8,251	17,888	11,906	16,867	2,845	3,998
Dividends / Distributions to Shareholders
From net investment income:
Investor Class	—	(18)	—	(3,282)	(371)	(583)
Institutional Class	—	—	—	—	(3,563)	(8,465)
Class A	—	—	—	(132)	—	—
Net decrease in net assets resulting from distributions	—	(18)	—	(3,414)	(3,934)	(9,048)
Net Fund Shares Transactions	(16,420)	1,797	25,440	26,460	(2,008)	(28,796)
Net increase (decrease) in net assets	(8,169)	19,667	37,346	39,913	(3,097)	(33,846)
Net Assets
Beginning of period	152,064	132,397	305,892	265,979	109,542	143,388
End of period[1]	$143,895	$152,064	$343,238	$305,892	$106,445	$109,542
[1] Includes undistributed (accumulated) net investment income of:	$(347)	$—	$1,506	$30	$(50)	$—

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(all amounts in thousands)

	Transamerica Premier Cash Reserve Fund		Transamerica Premier Institutional Bond Fund		Transamerica Premier Institutional Equity Fund
	Period Ended June 30, 2006 (unaudited)	Year Ended December 31, 2005	Period Ended June 30, 2006 (unaudited)	Period Ended December 31, 2005[a]	Period Ended June 30, 2006 (unaudited)	Year Ended December 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$913	$1,154	$26	$24	$25	$(40)
Net realized gain (loss) on investments	—	—	(21)	(10)	1,172	5,087
Change in unrealized appreciation (depreciation) on investments	—	—	(16)	(7)	(210)	2,437
Net increase (decrease) in net assets resulting from operations	913	1,154	(11)	7	987	7,484
Dividends / Distributions to Shareholders
From net investment income:
Investor class	(913)	(1,154)	—	—	—	—
Institutional class	—	—	(26)	(26)	—	—
From net realized gains on investments:
Institutional class	—	—	—	—	—	(5,437)
Net decrease in net assets resulting from distributions	(913)	(1,154)	(26)	(26)	—	(5,437)
Net Fund Shares Transactions	6,404	2,367	26	1,046	3,912	(20,051)
Net increase (decrease) in net assets	6,404	2,367	(11)	1,027	4,899	(18,004)
Net Assets
Beginning of period	39,405	37,038	1,027	—	44,106	62,110
End of period[1]	$45,809	$39,405	$1,016	$1,027	$49,005	$44,106
[1] Includes undistributed (accumulated) net investment income of:	$—	$—	$—	$—	$25	$—

a Commenced operations on February 1, 2005.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

(all amounts in thousands)

	Transamerica Premier Institutional Small Cap Value Fund		Transamerica Premier Institutional Diversified Equity Fund
	Period Ended June 30, 2006 (unaudited)	Period Ended December 31, 2005[a]	Period Ended June 30, 2006 (unaudited)	Period Ended December 31, 2005[a]
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3	$5	$1	$2
Net realized gain (loss) on investments	15	28	3	(8)
Change in unrealized appreciation (depreciation) on investments	42	30	18	65
Net increase (decrease) in net assets resulting from operations	60	63	22	59
Dividends / Distributions to Shareholders
From net investment income:
Investor Class	—	—	—	—
Institutional Class	—	(4)	—	(2)
From net realized gains on investments:
Institutional Class	—	(23)	—	—
Net decrease in net assets resulting from distributions	—	(27)	—	(2)
Net Fund Shares Transactions	—	527	—	502
Net increase (decrease) in net assets	60	563	22	559
Net Assets
Beginning of period	563	—	559	—
End of period[1]	$623	$563	$581	$559
[1] Includes undistributed (accumulated) net investment income of:	$4	$1	$1	$—

a Commenced operations on February 1, 2005.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Transamerica Premier Diversified Equity Fund
	Investor Class
	Period Ended June 30, 2006 (unaudited)	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001
Net Asset Value Beginning of period	$13.69	$12.70	$11.17	$8.87	$11.10	$12.12
Operations
Net investment income (loss)[a]	—	0.02	0.03	(0.01)	(0.01)	(0.11)
Net realized and unrealized gain (loss) on Investments	0.50	0.99	1.51	2.31	(2.22)	(0.87)
Total from investment operations	0.50	1.01	1.54	2.30	(2.23)	(0.98)
Dividends / Distributions and Other to Shareholders
Net investment income	—	(0.02)	(0.01)	—	—	—
Net realized gains on investments	—	—	—	—	—	(0.04)
Total dividends/distributions	—	(0.02)	(0.01)	—	—	(0.04)
Net Asset Value End of period	$14.19	$13.69	$12.70	$11.17	$8.87	$11.10
Total Return[b,d]	3.65%	7.93%	13.81%	25.93%	(20.09%)	(8.10%)
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	1.15%	1.10%	1.20%	1.20%	1.20%	1.20%
Before reimbursement/fee waiver[c]	1.18%	1.31%	1.47%	1.80%	2.02%	1.77%
Net investment income (loss), after reimbursement/fee waiver[c]	(0.07%)	0.13%	0.28%	(0.07%)	(0.15%)	(0.91%)
Portfolio turnover rate[d]	22%	35%	30%	24%	72%	61%
Net assets end of the period (in thousands)	$184,214	$148,927	$71,487	$18,660	$8,822	$10,980

	Transamerica Premier Equity Fund
	Investor Class
	Period Ended June 30, 2006 (unaudited)	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001
Net Asset Value Beginning of period	$22.05	$19.46	$16.90	$12.93	$17.11	$20.77
Operations
Net investment loss[a]	(0.03)	(0.08)	(0.02)	(0.07)	(0.13)	(0.20)
Net realized and unrealized gain (loss) on Investments	0.45	3.19	2.58	4.04	(4.05)	(3.46)
Total from investment operations	0.42	3.11	2.56	3.97	(4.18)	(3.66)
Dividends / Distributions and Other to Shareholders
Net realized gains on investments	—	(0.52)	—	—	—	—
Total dividends/distributions	—	(0.52)	—	—	—	—
Net Asset Value End of period	$22.47	$22.05	$19.46	$16.90	$12.93	$17.11
Total Return[b,d]	1.86%	15.96%	15.15%	30.70%	(24.43%)	(17.62%)
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	1.15%	1.09%	1.29%	1.43%	1.42%	1.34%
Before reimbursement/fee waiver[c]	1.15%	1.09%	1.29%	1.43%	1.42%	1.34%
Net investment loss, after reimbursement/fee waiver[c]	(0.29%)	(0.38%)	(0.13%)	(0.46%)	(0.91%)	(0.98%)
Portfolio turnover rate[d]	16%	32%	34%	38%	34%	42%
Net assets end of the period (in thousands)	$412,953	$423,181	$179,454	$146,833	$96,788	$153,607

a Net investment income (loss) is after fee waivers and reimbursements by the Adviser (Note 2). If the Adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.01), $(0.01), $(0.00), $(0.07), $(0.10), and $(0.18) for the Diversified Equity Fund for the period ended June 30, 2006 and for the years ended December 31, 2005, 2004, 2003, 2002, and 2001. Per share net investment income (loss) has been determined on the basis of the average number of shares outstanding during the period, except for the year December 31, 2001.

b Total Return represents aggregate total return for each period.

c Annualized.

d Not annualized.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONTINUED)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Transamerica Premier Focus Fund
	Investor Class
	Period Ended June 30, 2006 (unaudited)	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001
Net Asset Value Beginning of period	$18.59	$16.01	$13.87	$9.94	$13.84	$19.24
Operations
Net investment loss[a]	(0.06)	(0.06)	(0.07)	(0.07)	(0.12)	(0.14)
Net realized and unrealized gain (loss) on Investments	(0.61)	2.64	2.21	4.00	(3.78)	(4.46)
Total from investment operations	(0.67)	2.58	2.14	3.93	(3.90)	(4.60)
Dividends / Distributions and Other to Shareholders
Net realized gains on investments	—	—	—	—	—	(0.80)
Total dividends/distributions	—	—	—	—	—	(0.80)
Net Asset Value End of period	$17.92	$18.59	$16.01	$13.87	$9.94	$13.84
Total Return[b,d]	(3.60%)	16.12%	15.43%	39.54%	(28.18%)	(23.92%)
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	1.23%	1.32%	1.36%	1.40%	1.40%	1.40%
Before reimbursement/fee waiver[c]	1.23%	1.32%	1.36%	1.54%	1.56%	1.45%
Net investment loss, after reimbursement/fee waiver[c]	(0.68%)	(0.38%)	(0.48%)	(0.65%)	(1.08%)	(0.88%)
Portfolio turnover rate[d]	28%	67%	64%	59%	43%	70%
Net assets end of the period (in thousands)	$91,298	$111,705	$92,565	$87,075	$73,525	$107,384

	Transamerica Premier Growth Opportunities Fund
	Investor Class
	Period Ended June 30, 2006 (unaudited)	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001
Net Asset Value Beginning of period	$22.56	$19.73	$16.99	$12.69	$15.57	$20.82
Operations
Net investment loss[a]	(0.05)	(0.05)	(0.08)	(0.10)	(0.16)	(0.17)
Net realized and unrealized gain (loss) on Investments	1.50	2.88	2.82	4.40	(2.72)	(4.42)
Total from investment operations	1.45	2.83	2.74	4.30	(2.88)	(4.59)
Dividends / Distributions and Other to Shareholders
Net investment income	—	(0.00)[e]	—	—	—	—
Net realized gains on investments	—	—	—	—	—	(0.66)
Redemption fees	—	(0.00)[e]	—	—	—	—
Total dividends/distributions	—	(0.00)	—	—	—	(0.66)
Net Asset Value End of period	$24.01	$22.56	$19.73	$16.99	$12.69	$15.57
Total Return[b,d]	6.43%	14.36%	16.13%	33.88%	(18.50%)	(22.07%)
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	1.17%	1.31%	1.36%	1.40%	1.40%	1.40%
Before reimbursement/fee waiver[c]	1.17%	1.31%	1.36%	1.47%	1.42%	1.41%
Net investment loss, after reimbursement/fee waiver[c]	(0.43%)	(0.24%)	(0.44%)	(0.70%)	(1.12%)	(1.07%)
Portfolio turnover rate[d]	28%	52%	37%	29%	37%	55%
Net assets end of the period (in thousands)	$143,895	$152,064	$118,442	$93,747	$81,481	$130,559

a Net investment income (loss) is after waivers and reimbursements by the Adviser (Note 2). If the Adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.09), $(0.14), and $(0.15) for the Focus Fund for the years ended December 31, 2003, 2002, and 2001, and $(0.05), $(0.11), $(0.16), and $(0.17) for the Growth Opportunities Fund for the years ended December 31, 2005, 2003, 2002, and 2001, respectively. Per share net investment income (loss) has been determined on the basis of the average number of share outstanding during the period.

b Total return represents aggregate total return for each period.

c Annualized.

d Not annualized.

e Rounds to less than 0.01 per share.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONTINUED)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Transamerica Premier Balanced Fund
	Investor Class
	Period Ended June 30, 2006 (unaudited)	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001
Net Asset Value Beginning of period	$23.63	$22.60	$20.22	$16.60	$18.70	$20.09
Operations
Net investment income (loss)[a]	0.11	0.26	(0.22)	0.23	0.32	0.34
Net realized and unrealized gain (loss) on Investments	0.84	1.04	2.83	3.62	(2.05)	(1.38)
Total from investment operations	0.95	1.30	2.61	3.85	(1.73)	(1.04)
Dividends / Distributions and Other to Shareholders
Net investment income	—	(0.27)	(0.23)	(0.23)	(0.37)	(0.31)
Net realized gains on investments	—	—	—	—	—	(0.04)
Total dividends/distributions	—	(0.27)	(0.23)	(0.23)	(0.37)	(0.35)
Net Asset Value End of period	$24.58	$23.63	$22.60	$20.22	$16.60	$18.70
Total Return[b,d]	4.02%	5.81%	12.92%	23.20%	(9.24%)	(5.22%)
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	1.10%	1.08%	1.29%	1.29%	1.25%	1.21%
Before reimbursement/fee waiver[c]	1.10%	1.14%	1.29%	1.29%	1.25%	1.21%
Net investment income (loss), after reimbursement/fee waiver[c]	0.91%	1.14%	(1.04%)	1.28%	1.79%	1.76%
Portfolio turnover rate[d]	25%	53%	47%	39%	57%	77%
Net assets end of the period (in thousands)	$343,238	$305,892	$245,138	$183,331	$126,564	$138,588

	Transamerica Premier High Yield Bond Fund
	Investor Class
	Period Ended June 30, 2006 (unaudited)	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001
Net Asset Value Beginning of period	$7.71	$8.00	$7.76	$7.05	$7.96	$8.35
Operations
Net investment income[a]	0.26	0.50	0.52	0.54	0.68	0.71
Net realized and unrealized gain (loss) on Investments	(0.06)	(0.28)	0.25	0.74	(0.89)	(0.35)
Total from investment operations	0.20	0.22	0.77	1.28	(0.21)	0.36
Dividends / Distributions and Other to Shareholders
Net investment income	(0.27)	(0.51)	(0.53)	(0.57)	(0.70)	(0.75)
Total dividends/distributions	(0.27)	(0.51)	(0.53)	(0.57)	(0.70)	(0.75)
Net Asset Value End of period	$7.64	$7.71	$8.00	$7.76	$7.05	$7.96
Total Return[b,d]	2.55%	2.93%	10.38%	18.76%	(2.60%)	4.49%
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Before reimbursement/fee waiver[c]	1.27%	1.34%	1.43%	1.64%	2.65%	3.54%
Net investment income, after reimbursement/fee waiver[c]	6.80%	6.46%	6.75%	7.26%	9.42%	8.45%
Portfolio turnover rate[d]	45%	93%	152%	171%	126%	119%
Net assets end of the period (in thousands)	$7,041	$12,062	$8,227	$7,973	$7,604	$2,161

a Net investment income is after fee waivers and reimbursements by the Adviser (Note 2). If the Adviser had not waived fees and reimbursed expenses, net investment income per share would have been $0.20, for the Balanced Fund for the year ended December 31, 2005 and $0.25, $0.24, $0.48, $0.49, $0.56, and $0.48 for the High Yield Bond Fund for the period ended June 30, 2006 and for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 respectively. Per share net investment income (loss) has been determined on the basis of the average number of shares outstanding during the period, except for the year ended December 31, 2001 for the Balanced Fund.

b Total return represents aggregate total return for each period.

c Annualized.

d Not annualized.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONTINUED)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Transamerica Premier Cash Reserve Fund
	Investor Class
	Period Ended June 30, 2006 (unaudited)	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001
Net Asset Value Beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Operations
Net investment income[a]	0.02	0.03	0.01	0.01	0.02	0.04
Total from investment operations	0.02	0.03	0.01	0.01	0.02	0.04
Dividends / Distributions and Other to Shareholders
Net investment income	(0.02)	(0.03)	(0.01)	(0.01)	(0.02)	(0.04)
Total dividends/distributions	(0.02)	(0.03)	(0.01)	(0.01)	(0.02)	(0.04)
Net Asset Value End of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[b,d]	2.25%	3.06%	1.16%	0.92%	1.62%	4.12%
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Before reimbursement/fee waiver[c]	0.67%	0.74%	0.63%	0.88%	0.60%	0.74%
Net investment income, after reimbursement/fee waiver[c]	4.53%	3.02%	1.13%	0.92%	1.59%	4.04%
Net assets end of the period (in thousands)	$45,809	$39,405	$37,038	$43,847	$48,290	$68,898

a Net investment income is after fee waivers and reimbursements by the Adviser (Note 2). If the Adviser had not waived fees and reimbursed expenses, net investment income per share would have been $0.02, $0.03, $0.01, $0.00, $0.01, and $0.04 for the Cash Reserve Fund for the period ended June 30, 2006 and for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 respectively. Per share net investment income (loss) has been determined on the basis of the average number of shares outstanding during the period.

b Total return represents aggregate total return for each period.

c Annualized.

d Not annualized.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONTINUED)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Transamerica Premier High Yield Bond Fund
	Institutional Class
	Period Ended June 30, 2006 (unaudited)	Year Ended December 31, 2005	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001
Net Asset Value Beginning of period	$7.65	$7.95	$7.70	$7.01	$7.91	$8.30
Operations
Net investment income[a]	0.27	0.52	0.54	0.56	0.71	0.80
Net realized and unrealized gain (loss) on investments	(0.07)	(0.29)	0.26	0.71	(0.90)	(0.42)
Total from investment operations	0.20	0.23	0.80	1.27	(0.19)	0.38
Dividends / Distributions and Other to Shareholders
Net investment income	(0.28)	(0.53)	(0.55)	(0.58)	(0.71)	(0.77)
Total dividends/distributions	(0.28)	(0.53)	(0.55)	(0.58)	(0.71)	(0.77)
Net Asset Value End of period	$7.57	$7.65	$7.95	$7.70	$7.01	$7.91
Total Return[b,d]	2.57%	3.08%	10.88%	18.87%	(2.24%)	4.77%
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	0.65%	0.65%	0.63%	0.65%	0.65%	0.65%
Before reimbursement/fee waiver[c]	0.67%	0.70%	0.63%	0.72%	0.74%	0.69%
Net investment income, after reimbursement/fee waiver[c]	7.10%	6.65%	7.06%	7.56%	9.72%	8.71%
Portfolio turnover rate[d]	45%	93%	152%	171%	126%	119%
Net assets end of the period (in thousands)	$99,404	$97,480	$135,161	$118,982	$105,644	$100,745

	Transamerica Premier Institutional Bond Fund
	Institutional Class
	Period Ended June 30, 2006 (unaudited)	Period Ended December 31, 2005[e]
Net Asset Value Beginning of period	$9.75	$10.00
Operations
Net investment income[a]	0.24	0.38
Net realized and unrealized loss on investments	(0.35)	(0.23)
Total from investment operations	(0.11)	0.15
Dividends / Distributions and Other to Shareholders
Net investment income	(0.24)	(0.40)
Total dividends/distributions	(0.24)	(0.40)
Net Asset Value End of period	$9.40	$9.75
Total Return[b,d]	(1.12%)	1.53%
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	0.45%	0.45%
Before reimbursement/fee waiver[c]	3.31%	7.97%
Net investment income, after reimbursement/fee waiver[c]	5.08%	4.18%
Portfolio turnover rate[d]	74%	269%
Net assets end of the period (in thousands)	$1,016	$1,027

a Net investment income (loss) is after fee waivers and reimbursements by the Adviser (Note 2). If the Adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $0.51, $0.55, $0.70, and $0.76 for the High Yield Bond Fund for the years ended December 31, 2005, 2003, 2002, and 2001, respectively, and $0.11 and $(0.30) for the Institutional Bond Fund for the periods ended June 30, 2006 and December 31, 2005, respectively. Per share net investment income (loss) has been determined on the basis of the average number of shares outstanding during the period, except for the year ended December 31, 2001.

b Total return represent aggregate total return for each period.

c Annualized.

d Not annualized.

e Commenced operations on February 1, 2005.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONTINUED)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Transamerica Premier Institutional Equity Fund
	Institutional Class
	Period Ended June 30, 2006 (unaudited)	Year Ended December 31, 2005	Period Ended December 31, 2004[e]
Net Asset Value Beginning of period	$11.41	$11.11	$10.00
Operations
Net investment income (loss)[a]	—	(0.01)	0.08
Net realized and unrealized gain on investments	0.24	1.91	1.40
Total from investment operations	0.24	1.90	1.48
Dividends / Distributions and Other to Shareholders
Net investment income	—	—	(0.36)
Net realized gains on investments	—	(1.60)	(0.01)
Total dividends/distributions	—	(1.60)	(0.37)
Net Asset Value End of period	$11.65	$11.41	$11.11
Total Return[b,d]	2.10%	17.03%	11.51%[d]
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	0.75%	0.75%	0.75%[c]
Before reimbursement/fee waiver[c]	0.95%	1.05%	0.90%[c]
Net investment income (loss), after reimbursement/fee waiver[c]	0.11%	(0.06)%	1.31%[c]
Portfolio turnover rate[d]	12%	122%	18%[d]
Net assets end of the period (in thousands)	$49,005	$44,106	$62,110

	Transamerica Premier Institutional Small Cap Value Fund
	Institutional Class
	Period Ended June 30, 2006 (unaudited)	Period Ended December 31, 2005[f]
Net Asset Value Beginning of period	$10.73	$10.00
Operations
Net investment income[a]	0.06	0.10
Net realized and unrealized gain on investments	1.07	1.17
Total from investment operations	1.13	1.27
Dividends / Distributions and Other to Shareholders
Net investment income	—	(0.08)
Net realized gains on investments	—	(0.46)
Total dividends/distributions	—	(0.54)
Net Asset Value End of period	$11.86	$10.73
Total Return[b,d]	10.53%	12.67%
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	0.85%	0.85%
Before reimbursement/fee waiver[c]	4.67%	9.32%
Net investment income, after reimbursement/fee waiver[c]	1.01%	1.00%
Portfolio turnover rate[d]	25%	53%
Net assets end of the period (in thousands)	$623	$563

a Net investment income (loss) is after fee waivers and reimbursements by the Adviser (Note 2). If the Adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.01), $(0.04) and $0.07 for the Institutional Equity Fund for the period ended June 30, 2006 and for the years ended December 31, 2005 and 2004, respectively, and $(0.16) and (0.72) for the Institutional Small Cap Value Fund for the periods ended June 30, 2006 and December 31, 2005, respectively. Per share net investment income (loss) has been determined on the basis of the average number of shares outstanding during the period.

b Total return represents aggregate total return for each period.

c Annualized.

d Not annualized.

e Commenced operations on June 1, 2004.

f Commenced operations on February 1, 2005.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (CONTINUED)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Transamerica Premier Institutional Diversified Equity Fund
	Institutional Class
	Period Ended June 30, 2006 (unaudited)	Period Ended December 31, 2005[e]
Net Asset Value Beginning of period	$11.14	$10.00
Operations
Net investment income[a]	0.02	0.05
Net realized and unrealized gain on investments	0.41	1.14
Total from investment operations	0.43	1.19
Dividends / Distributions and Other to Shareholders
Net investment income	—	(0.05)
Total dividends/distributions	—	(0.05)
Net Asset Value End of period	$11.57	$11.14
Total Return[b,d]	3.86%	11.88%
Ratio and Supplemental Data
Expenses to average net assets:
After reimbursement/fee waiver[c]	0.75%	0.75%
Before reimbursement/fee waiver[c]	4.74%	9.27%
Net investment income, after reimbursement/fee waiver[c]	0.28%	0.52%
Portfolio turnover rate[d]	25%	38%
Net assets end of the period (in thousands)	$581	$559

a Net investment income (loss) is after fee waivers and reimbursements by the Adviser (Note 2). If the Adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.21) and $(0.75) for the Institutional Diversified Equity Fund for the periods ended June 30, 2006 and December 31, 2005, respectively. Per share net investment income (loss) has been determined on the basis of the average number of shares outstanding during the period.

b Total return represents aggregate total return for each period.

c Annualized.

d Not annualized.

e Commenced operations on February 1, 2005.

See notes to financial statements.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS

June 30, 2006

(all amounts in thousands)

(unaudited)

1.  Organization and Significant
Accounting Policies

Transamerica Investors, Inc. (the "Company") is a Maryland Corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end, management investment company. The Company is composed of eleven Funds: Transamerica Premier Diversified Equity Fund (the "Diversified Equity Fund"), Transamerica Premier Equity Fund (the "Equity Fund"), Transamerica Premier Focus Fund (the "Focus Fund"), Transamerica Premier Growth Opportunities Fund (the "Growth Opportunities Fund"), Transamerica Premier Balanced Fund (the "Balanced Fund"), Transamerica Premier High Yield Bond Fund (the "High Yield Fund"), Transamerica Premier Cash Reserve Fund (the "Cash Reserve Fund"), Transamerica Premier Institutional Bond Fund (the "Institutional Bond Fund"), Transamerica Premier Institutional Equity Fund (the "Institutional Equity Fund"), Transamerica Premier Institutional Small Cap Value Fund (the "Institutional Small Cap Value Fund"), Transamerica Premier Institutional Diversified Equity Fund (the "Institutional Diversified Equity Fund") (collectively referred to as the "Funds"). All of the Funds are diversified except the Focus Fund, which is non-diversified under the 1940 Act. For information on investment objectives and strategies, please refer to the Funds' prospectuses.

Effective January 26, 2006, Transamerica Premier Institutional Small/Mid Cap Value Fund changed its name to Transamerica Premier Institutional Small Cap Value Fund.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Multiple Class Operations and Expenses

The Company currently offers two classes of shares, an Investor and an Institutional class, that reflect different expense levels. Income, non-class specific expenses and realized and unrealized gains and losses, are allocated to each class based upon the value of shares outstanding method as permitted under Rule 18f-3 of the 1940 Act. Each class bears its own specific expenses as well as a portion of general, common expenses. Each share of each class of a Fund represents an identical legal interest in the investment of the Fund.

Valuation of Securities

Fund investments traded on an exchange are valued at the last sale price or closing price on the day of valuation on the exchange where the security is principally traded.

Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last quoted bid price.

Debt securities are valued by independent pricing services; however, those that mature in sixty days or less are valued at amortized cost, which approximates market.

As permitted under Rule 2a-7 of the 1940 Act, the Cash Reserve Fund values its securities at amortized cost, which approximates market value.

The Funds value their investment securities at fair value based upon procedures approved by the Board of Directors on days when significant events occur after the close of the principal exchange on which the securities are traded, and as a result, are expected to materially affect the value of investments. Other securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by the Funds' Valuation Committee, using guidelines adopted by the Board of Directors.

Pricing of Shares

The Funds price their shares on the basis of the net asset value of each class of shares of the Funds, which are determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

Cash

The Funds may leave cash overnight in their cash account with the custodian, Investors Bank & Trust Company ("IBT"). IBT has been contracted on behalf of the Funds to invest excess cash into a savings account, which at June 30, 2006, was paying an interest rate of 3.75%.

Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Gains and losses on sales of securities are determined on the identified cost basis for both financial statement and Federal income tax purposes. Interest income and operating expenses are recorded daily on an accrual basis. Discount is recorded on a daily basis using the effective yield method, except the Cash Reserve Fund, which recognizes discount and premium on a straight line basis. Dividend income is recorded on the ex-dividend date.

Dividends and Distributions

Dividends from net investment income on shares of the Cash Reserve Fund are declared daily and paid monthly. Dividends from net investment income on shares of the High Yield Fund and the Institutional Bond Fund are declared and paid monthly. Dividends from net investment income, if any, on shares of the Diversified Equity Fund, the Equity Fund, the Focus Fund, the Growth Opportunities Fund, the Balanced Fund, the Institutional Equity Fund, the Institutional Small Cap Value Fund and the Institutional Diversified Equity Fund are declared and paid annually. Each Fund distributes net realized capital gains, if any, annually. Dividends and distributions paid by each Fund are recorded on the ex-dividend date, except for the Cash Reserve Fund, which records dividends daily. Income and capital gain distributions are determined in accordance with

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2006

(all amounts in thousands)

(unaudited)

income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds and timing differences. Dividends from net investment income are determined on a class level. Capital gains distributions are determined on a Fund level.

The tax character of current year distributions will be determined at the end of the fiscal year. The tax character of distributions paid to shareholders during the year ended December 31, 2005 were as follows:

	2005
	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Diversified Equity Fund	$119	$—	$—	$119
Equity Fund	—	9,672	—	9,672
Focus Fund	—	—	—	—
Growth Opportunities Fund	18	—	—	18
Balanced Fund	2,543	871	—	3,414
High Yield Fund	9,048	—	—	9,048
Cash Reserve Fund	1,154	—	—	1,154
Institutional Bond Fund	24	—	2	26
Institutional Equity Fund	5,437	—	—	5,437
Institutional Small Cap Value Fund	27	—	—	27
Institutional Diversified Equity Fund	—	—	2	2

As of December 31, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
Diversified Equity Fund	$—	$—	$(101)	$21,746	$(21,645)
Equity Fund	—	—	(271)	75,055	74,784
Focus Fund	—	—	(22,796)	23,583	787
Growth Opportunities Fund	—	—	(41,748)	39,279	(2,469)
Balanced Fund	—	1,012	—	57,488	58,500
High Yield Fund	—	—	(21,763)	1,032	(20,731)
Cash Reserve Fund	—	—	—	—	—
Institutional Bond Fund	—	—	(9)	(8)	(17)
Institutional Equity Fund	—	—	(38)	7,190	7,152
Institutional Small Cap Value Fund	6	—	—	30	36
Institutional Diversified Equity Fund	—	—	(6)	65	59

* Differences between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, return of capital distributions from Real Estate Investment Trusts and premium amortization.

The following Funds have capital loss carryforwards which are available to affect future realized capital gains through the periods listed:

	Expiring December 2009	Expiring December 2010	Expiring December 2011	Expiring December 2012	Expiring December 2013
Diversified Equity Fund	$—	$—	$101	$—	$—
Focus Fund	1,696	21,101	—	—	—
Growth Opportunities Fund	36,292	3,461	1,995	—	—
High Yield Fund	3,944	17,819	—	—	—
Institutional Bond Fund	—	—	—	—	6
Institutional Diversified Equity Fund	—	—	—	—	6

Federal Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing to shareholders substantially all of its taxable income. Therefore, no Federal income or excise tax provision is required to be paid by the Funds.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that reflect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

2.  Investment Advisory Fees And Other Transactions With Affiliates

The Company has an Investment Advisory Agreement on behalf of each Fund (the "Agreement") with Transamerica Investment Management, LLC (the "Adviser"), an affiliate of AEGON NV, a Netherlands corporation. For its services to the Funds, the Adviser receives a monthly fee, based on an annual percentage of the average daily net assets of each Fund. The annual fees for the following Funds are:

Fund	% of ANA
Focus Fund	0.60%
Growth Opportunities Fund	0.60%
High Yield Fund	0.53%
Cash Reserve Fund	0.33%
Institutional Bond Fund	0.43%
Institutional Equity Fund	0.73%
Institutional Small Cap Value Fund	0.83%
Institutional Diversified Equity Fund	0.73%

The Adviser has agreed to waive its fees and assume any other operating expenses (other than certain extraordinary or nonrecurring expenses) which together exceed a specified percentage of the average daily net assets of that Fund.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2006

(all amounts in thousands)

(unaudited)

These waivers and subsidies may be terminated at any time without notice. The specified percentages are as follows:

Fund	Investor Class	Institutional Class
Focus Fund	1.40%	—
Growth Opportunities Fund	1.40%	—
High Yield Fund	0.90%	0.65%
Cash Reserve Fund	0.25%	—
Institutional Bond Fund	—	0.45%
Institutional Equity Fund	—	0.75%
Institutional Small Cap Value Fund	—	0.85%
Institutional Diversified Equity Fund	—	0.75%

The Adviser is entitled to be paid by the Equity Fund, Diversified Equity Fund, and Balanced Fund an annual advisory fee, which is accrued daily and paid monthly based on average net assets ("ANA"), which may vary between a minimum fee and a maximum fee as follows.

Fund	Minimum Fee	Maximum Fee
Equity Fund	0.50% of ANA	0.85% of the first $1 billion of ANA
0.82% of the next $1 billion of ANA
0.80% of ANA over $2 billion
Diversified Equity Fund	0.50% of ANA	0.75% of the first $1 billion of ANA
0.72% of the next $1 billion of ANA
0.70% of ANA over $2 billion
Balanced Fund	0.50% of ANA	0.75% of the first $1 billion of ANA
0.72% of the next $1 billion of ANA
0.70% of ANA over $2 billion

If payment of the maximum fee would result in the Fund's annualized operating expenses in any month to exceed the applicable contractual expense limitation ("Expense Cap") (shown below), the advisory fee payable to the Adviser will reduce from the maximum fee, but not below the minimum fee, in an amount sufficient to limit annualized Fund operating expenses to the Expense Cap. If payment of the minimum fee would result in Fund operating expenses exceeding the Expense Cap, the Adviser and/or its affiliates will remit to the Fund an amount sufficient to limit annualized Fund operating expenses to the Expense Cap.

The Funds are subject to an Expense Cap applicable to each Fund's annual total operating expenses as follows:

Fund
Equity Fund	1.15%
Diversified Equity Fund	1.15%
Balanced Fund	1.10%

The actual advisory fee paid for the six months ended June 30, 2006 were:

Fund
Equity Fund	0.68%
Diversified Equity Fund	0.50%
Balanced Fund	0.54%

Transamerica Fund Services, Inc. ("TFS") serves as administrator and transfer agent to the Funds. The Funds paid transfer agent fees of $1,075 to TFS for the period ended June 30, 2006.

TFS is also an affiliate of AEGON, NV.

The Company entered into an Administrative Services Agreement with TFS for financial and legal fund administration services which include such items as compliance, expenses, financial statement and other reporting, distributions, tax returns, prospectus preparation, board of directors meeting support and other legal matters. The Company pays TFS an annual fee of 0.02% of average net assets of each Fund. Effective April 30, 2006 this fee is subject to a $35 minimum per Fund per year.

AFSG Securities Corporation ("AFSG") is the principal underwriter and distributor of the shares for each of the Funds. AFSG is also an affiliate of AEGON, NV.

Certain directors and officers of the Funds are also directors and officers of the Adviser and other affiliated entities. No officer, director, or employee of the Adviser or any of their respective affiliates receives any compensation from the Funds for acting as a director or officer of the Company except for the Chief Compliance Officer. Each director of the Company who is not an "interested person" (as that term is defined in the 1940 Act) receives from the Funds (amounts not in thousands) a $14,000 annual fee, $1,500 for each Board meeting attended, and $1,000 for each Board audit committee meeting attended, and is reimbursed for expenses incurred in connection with such attendance. The lead independent director and audit committee chairperson each receives an additional (amount not in thousands) $3,000 annual fee.

For the six months ended June 30, 2006, the Funds expensed aggregate fees of $71 to all directors who are not affiliated persons of the Adviser.

As of June 30, 2006, the Adviser and its affiliates held the following percentages of outstanding shares:

Fund
Diversified Equity Fund	4%
Equity Fund	2%
Focus Fund	15%
Growth Opportunities Fund	13%
Balanced Fund	7%
High Yield Fund	93%
Cash Reserve Fund	3%
Institutional Bond Fund	49%
Institutional Equity Fund	1%
Institutional Small Cap Value Fund	100%
Institutional Diversified Equity Fund	100%

3.  Distribution Plans

The 12b-1 plans of distribution and related distribution contracts require the Funds to pay distribution fees to AFSG as compensation for its activities, not as reimbursement for specific expenses. For the Investor Shares, there is an annual 12b-1 distribution fee of 0.25% of the average daily net assets, except for the Cash Reserve Fund. On November 1, 1997, Transamerica Securities Sales Corporation ("TSSC"), and subsequently AFSG, agreed to waive the distribution fees indefinitely for the Cash Reserve Fund. The fee waivers may be terminated at any time without notice. For the Institutional Shares, there is no annual 12b-1 distribution fee. This fee is paid to securities dealers and financial intermediaries for providing personal services and account maintenance for their customers who hold such shares.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2006

(all amounts in thousands)

(unaudited)

4.  Security Transactions

The aggregate cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended June 30, 2006 were as follows:

Fund	Purchases	U.S. Government Purchases	Proceeds from Sales	U.S. Government Sales
Diversified Equity Fund	$68,132	$—	$37,503	$—
Equity Fund	74,911	—	89,531	—
Focus Fund	28,321	—	40,863	—
Growth Opportunities Fund	43,087	—	56,471	—
Balanced Fund	74,387	36,192	42,341	36,147
High Yield Fund	48,300	—	50,914	—
Institutional Bond Fund	389	401	328	402
Institutional Equity Fund	9,729	—	5,314	—
Institutional Small Cap Value Fund	167	—	145	—
Institutional Diversified Equity Fund	154	—	146	—

5.  Capital Stock Transactions

At June 30, 2006, there were 1.04 billion shares of $0.001 par value stock authorized. The tables below summarize the transactions in Fund shares for the years and class indicated.

The Diversified Equity Fund, Equity Fund, Focus Fund and Growth Opportunities Fund have a short-term redemption fee in the Investor Class. Shares of these funds purchased on or after October 1, 2003 that are sold or exchanged within 90 days of the purchase are assessed a redemption fee of 2% of the value of the shares sold or exchanged. The redemption fees are included as a reduction to the amount of Capital stock redeemed in the tables below.

TRANSAMERICA PREMIER
DIVERSIFIED EQUITY FUND  Authorized Shares — 50,000

	Period Ended June 30, 2006 (unaudited)		Year Ended December 31, 2005
Investor Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	2,844	$40,346	5,427	$68,922
Capital stock issued upon reinvestment of dividends and distributions	—	—	7	93
Capital stock redeemed	(742)	(10,545)	(999)	(12,673)
Redemption fees	N/A	3	N/A	6
Class level exchanges	—	—	815	9,938
Net increase	2,102	$29,804	5,250	$66,286

TRANSAMERICA PREMIER
DIVERSIFIED EQUITY FUND**

	Period Ended June 30, 2006 (unaudited)		Year Ended December 31, 2005
Class A Shares	Shares	Amount	Shares	Amount
Capital stock sold	N/A	N/A	101	$1,246
Capital stock issued upon reinvestment of dividends and distributions	N/A	N/A	—	—
Capital stock redeemed	N/A	N/A	(90)	(1,096)
Class level exchanges	N/A	N/A	(818)	(9,938)
Net decrease	N/A	N/A	(807)	$(9,788)

TRANSAMERICA PREMIER
EQUITY FUND  Authorized Shares — 70,000

	Period Ended June 30, 2006 (unaudited)		Year Ended December 31, 2005
Investor Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	7,823	$179,775	10,731	$235,157
Capital stock issued upon reinvestment of dividends and distributions	—	—	427	9,461
Capital stock redeemed	(8,637)	(195,336)	(2,730)	(53,833)
Redemption fees	N/A	187	N/A	75
Class level exchanges	—	—	1,545	29,770
Net increase (decrease)	(814)	$(15,374)	9,973	$220,630

TRANSAMERICA PREMIER
EQUITY FUND**

	Period Ended June 30, 2006 (unaudited)		Year Ended December 31, 2005
Class A Shares	Shares	Amount	Shares	Amount
Capital stock sold	N/A	N/A	302	$5,623
Capital stock issued upon reinvestment of dividends and distributions	N/A	N/A	—	—
Capital stock redeemed	N/A	N/A	(98)	(1,802)
Class level exchanges	N/A	N/A	(1,574)	(29,770)
Net decrease	N/A	N/A	(1,370)	$(25,949)

TRANSAMERICA PREMIER
FOCUS FUND  Authorized Shares — 60,000

	Period Ended June 30, 2006 (unaudited)		Year Ended December 31, 2005
Investor Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	363	$6,879	1,129	$19,432
Capital stock issued upon reinvestment of dividends and distributions	—	—	—	—
Capital stock redeemed	(1,278)	(24,000)	(1,290)	(21,266)
Redemption fees	N/A	15	N/A	6
Class level exchanges	—	—	390	6,232
Net increase (decrease)	(915)	$(17,106)	229	$4,404

TRANSAMERICA PREMIER
FOCUS FUND**

	Period Ended June 30, 2006 (unaudited)		Year Ended December 31, 2005
Class A Shares	Shares	Amount	Shares	Amount
Capital stock sold	N/A	N/A	44	$671
Capital stock issued upon reinvestment of dividends and distributions	N/A	N/A	—	—
Capital stock redeemed	N/A	N/A	(71)	(1,114)
Class level exchanges	N/A	N/A	(394)	(6,232)
Net decrease	N/A	N/A	(421)	$(6,675)

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

June 30, 2006

(all amounts in thousands)

(unaudited)

TRANSAMERICA PREMIER
GROWTH OPPORTUNITIES FUND  Authorized Shares — 60,000

	Period Ended June 30, 2006 (unaudited)		Year Ended December 31, 2005
Investor Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	822	$19,481	1,815	$37,049
Capital stock issued upon reinvestment of dividends and distributions	—	—	1	18
Capital stock redeemed	(1,570)	(35,918)	(1,858)	(36,743)
Redemption fees	N/A	17	N/A	43
Class level exchanges	—	—	780	14,929
Net increase (decrease)	(748)	$(16,420)	738	$15,296

TRANSAMERICA PREMIER
GROWTH OPPORTUNITIES FUND**

	Period Ended June 30, 2006 (unaudited)		Year Ended December 31, 2005
Class A Shares	Shares	Amount	Shares	Amount
Capital stock sold	N/A	N/A	154	$2,900
Capital stock issued upon reinvestment of dividends and distributions	N/A	N/A	—	—
Capital stock redeemed	N/A	N/A	(80)	(1,470)
Class level exchanges	N/A	N/A	(788)	(14,929)
Net decrease	N/A	N/A	(714)	$(13,499)

TRANSAMERICA PREMIER
BALANCED FUND  Authorized Shares — 60,000

	Period Ended June 30, 2006 (unaudited)		Year Ended December 31, 2005
Investor Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	2,249	$55,575	2,650	$59,484
Capital stock issued upon reinvestment of dividends and distributions	—	—	143	3,258
Capital stock redeemed	(1,232)	(30,135)	(1,686)	(37,796)
Redemption fees	—	—	N/A	—
Class level exchanges	—	—	990	21,501
Net increase	1,017	$25,440	2,097	$46,447

TRANSAMERICA PREMIER
BALANCED FUND**

	Period Ended June 30, 2006 (unaudited)		Year Ended December 31, 2005
Class A Shares	Shares	Amount	Shares	Amount
Capital stock sold	N/A	N/A	143	$3,172
Capital stock issued upon reinvestment of dividends and distributions	N/A	N/A	6	132
Capital stock redeemed	N/A	N/A	(82)	(1,790)
Class level exchanges	N/A	N/A	(994)	(21,501)
Net decrease	N/A	N/A	(927)	$(19,987)

TRANSAMERICA PREMIER
HIGH YIELD BOND FUND  Authorized Shares — 50,000

	Period Ended June 30, 2006 (unaudited)		Year Ended December 31, 2005
Investor Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	690	$5,393	2,341	$18,257
Capital stock issued upon reinvestment of dividends and distributions	43	336	67	528
Capital stock redeemed	(1,375)	(10,713)	(1,872)	(14,721)
Net increase (decrease)	(642)	$(4,984)	536	$4,064

TRANSAMERICA PREMIER
HIGH YIELD BOND FUND

	Period Ended June 30, 2006 (unaudited)		Year Ended December 31, 2005
Institutional Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	380	$2,938	783	$6,087
Capital stock issued upon reinvestment of dividends and distributions	463	3,563	1,098	8,465
Capital stock redeemed	(456)	(3,525)	(6,145)	(47,412)
Net increase (decrease)	387	$2,976	(4,264)	$(32,860)

TRANSAMERICA PREMIER
CASH RESERVE FUND  Authorized Shares — 510,000

	Period Ended June 30, 2006 (unaudited)		Year Ended December 31, 2005
Investor Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	29,343	$29,343	60,631	$60,631
Capital stock issued upon reinvestment of dividends and distributions	909	909	1,136	1,136
Capital stock redeemed	(23,848)	(23,848)	(59,400)	(59,400)
Redemption fees	N/A	—	N/A	—
Net increase	6,404	$6,404	2,367	$2,367

TRANSAMERICA PREMIER
INSTITUTIONAL BOND FUND*  Authorized Shares — 50,000

	Period Ended June 30, 2006 (unaudited)		Period Ended December 31, 2005
Institutional Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	—	$—	103	$1,020
Capital stock issued upon reinvestment of dividends and distributions	3	26	2	26
Capital stock redeemed	—	—	—	—
Net increase	3	$26	105	$1,046

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

June 30, 2006

(all amounts in thousands)

(unaudited)

TRANSAMERICA PREMIER
INSTITUTIONAL EQUITY FUND   Authorized Shares — 30,000

	Period Ended June 30, 2006 (unaudited)		Year Ended December 31, 2005
Institutional Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	981	$11,507	7,512	$81,418
Capital stock issued upon reinvestment of dividends and distributions	—	—	474	5,437
Capital stock redeemed	(641)	(7,595)	(9,710)	(106,906)
Net increase (decrease)	340	$3,912	(1,724)	$(20,051)

TRANSAMERICA PREMIER
INSTITUTIONAL SMALL CAP VALUE FUND*  Authorized Shares — 50,000

	Period Ended June 30, 2006 (unaudited)		Year Ended December 31, 2005
Institutional Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	—	$—	50	$500
Capital stock issued upon reinvestment of dividends and distributions	—	—	3	27
Capital stock redeemed	—	—	—	—
Net increase	—	$—	53	$527

TRANSAMERICA PREMIER
INSTITUTIONAL DIVERSIFIED EQUITY FUND*  Authorized Shares — 50,000

	Period Ended June 30, 2006 (unaudited)		Year Ended December 31, 2005
Institutional Class Shares	Shares	Amount	Shares	Amount
Capital stock sold	—	$—	50	$500
Capital stock issued upon reinvestment of dividends and distributions	—	—	—	2
Capital stock redeemed	—	—	—	—
Net increase	—	$—	50	$502

*Commenced operations on February 1, 2005.

**Class A shares converted to Investor Class shares on June 24, 2005.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

This Page Intentionally Left Blank

Transamerica Premier Funds

Investment Adviser

Transamerica Investment Management, LLC
11111 Santa Monica Blvd., Suite 820
Los Angeles, California 90025

Distributor

AFSG Securities Corporation
4333 Edgewood Road NE
Cedar Rapids, Iowa 52499

Custodian

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

Transfer Agent

Transamerica Fund Services, Inc.
570 Carillon Parkway
St. Petersburg, Florida 33716

A description of the Transamerica Premier Funds' proxy voting policies and procedures is available in the Statement of Additional Information of the Funds, available without charge upon request by calling 1-800-892-7587 (toll free) or on the Securities and Exchange Commission (SEC) website (www.sec.gov).

In addition, the Funds are required to file SEC Form N-PX, with their complete proxy voting records for the 12 months ended June 30th no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-800-892-7587; and (2) on the SEC's website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q which is available on the SEC website at www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TRANSAMERICA PREMIER FUNDS 2006 SEMI-ANNUAL REPORT

55

Transamerica Fund Services, Inc.

P.O. BOX 219945

Kansas City, MO 64121-9945

PRSRT STD

U.S. POSTAGE

PAID

AEGON

This report is for the information of the shareholders of Transamerica Premier Funds. Its use in connection with any offering of the Funds' shares is authorized only if accompanied or preceded by a current Transamerica Premier Funds prospectus that contains more complete investment information, including risks and expenses. Please read the the prospectus thoroughly before you invest.

Call 1-800-892-7587 for more information.

These Funds are neither insured nor guaranteed by the U.S. government. There can be no assurance that the Transamerica Premier Cash Reserve Fund will be able to maintain a stable net asset value of $1.00 per share.

©2001 AFSG Securities Corporation, Distributor

AFSG Securities Corporation, Distributor
1-800-89-ASK-US (1-800-892-7587)
http://transamericafunds.com
e-mail: PremierFunds@Transamerica.com

TPF 577-0205

Item 2: Code of Ethics.

Not applicable for semi-annual reports.

Item 3: Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5: Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6: Schedule of Investments.

The schedule of investments is included in the Semi-Annual Report to shareholders filed under Item 1 of this Form N-CSR.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders

There has been no material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors:  currently the Registrant does not have a policy with regard to the consideration of director candidates recommended by shareholders as it does not currently contemplate adding Board members or otherwise changing the Board’s composition.

11: Controls and Procedures.

(a)          Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in rule 30a-3(c)) under the Investment Company Act of 1940, as of June 30, 2006, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         There have been no significant changes in Registrant’s internal controls over financial reporting that occurred during the Registrant’s last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)          (1) Not Applicable

(2) Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3) Not Applicable

(b)         A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Act of 1934, or otherwise subject to liability of that section.  Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Investors, Inc.
(Registrant)

By:	/s/ John K. Carter
Chief Executive Officer
Date: August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
Chief Executive Officer
Date:	August 29, 2006

By:	/s/ Glenn E. Brightman
Principal Financial Officer
Date:	August 29, 2006

EXHIBIT INDEX

Exhibit No.	Description of Exhibit
12(a)(2)	a.	Section 302 N-CSR Certification of Principal Executive Officer
	b.	Section 302 N-CSR Certification of Principal Financial Officer
12(b)		Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer